[ FRONT COVER ]


                    [ WOODWARD FUNDS LOGO ART AND LOGOTYPE ]

                               -----------------
                                 Annual Report
                               December 31, 1995
                               -----------------

                               Woodward Bond Fund
                        Woodward Intermediate Bond Fund
                            Woodward Short Bond Fund
                          Woodward Municipal Bond Fund
                     Woodward Michigan Municipal Bond Fund

                               Investment Adviser

                              [ NBD BANK LOGOTYPE ]

                           24 Hour yield information:
                        Purchase and Redemption orders:
                                 (800) 688-3350

To Our Woodward Shareholders:

      The fourth quarter of 1995 provided strong results in the equity and bond markets with total returns of 6 percent for the Standard and Poor's (S&P) and 4.3 percent for the Lehman Aggregate Bond Index. These results capped an exceptional year which provided total returns of 37.5 percent for the S&P,
31.7 percent for the Russell 2500 (a proxy for smaller companies) and 18.5 percent for the Lehman Aggregate Bond Index. Foreign markets, as measured by the EAFE Index, provided good absolute returns of 11.2 percent, but failed to keep up with the exceptional U.S. market. In fact, S&P 500 results were the third highest since 1948 and the highest since 1958; the overall bond results were also the third highest, in this case since the mid 1970s.

      The Woodward money market funds had an excellent year with all funds finishing in the top quartile of their respective IBC/Donoghue's peer groups. The funds maintained their exceptional credit quality throughout the year and profited from a strategy of maintaining slightly longer-weighted average maturities as compared to their peer groups.

      The Woodward bond funds again exceeded their respective benchmarks in the fourth quarter, providing exceptional 1995 results. The Bond Fund generated a total return of 23.8 percent, while the Intermediate Bond Fund provided results of 19.5 percent. The two funds ranked at the top of their respective fund categories for the year. The Short Bond Fund provided a total return of 10.1 percent, modestly below its benchmark but well above cash alternatives.

      The Woodward equity funds had a solid fourth quarter with a number of the funds exceeding their peer groups. Generally, the results for the Woodward equity funds for the year provided very high absolute results; they moderately lagged peer managers and came up somewhat short of the broader indices. The Woodward Growth/Value, Capital Growth and International Equity funds had good fourth quarters. This helped the Growth/Value and Capital Growth Funds close the gap with their peers for the year, while the International Equity Fund provided good comparative returns on an annual basis. The Opportunity and Intrinsic Value Funds lagged their respective benchmarks for the quarter and the year. We look to 1996 to improve relative equity performance which, coupled with our strong bond results, should provide our clients continued success with their investments.

      During the year, NBD Bancorp, Inc. merged with First Chicago Corporation. We were pleased that the investment management effort of the joint organization has been identified as a primary business of the Bank and that substantial resources have been allocated to the business. We look forward to melding the two organization's considerable strengths and providing our clients with a measurably enhanced research and fund management group.

      Thank you for your continued support and we hope you find this report useful and informative.

                                                   Sincerely,

                                                   /s/ Earl I. Heenan
                                                   ------------------
                                                   Earl I. Heenan, Jr.

                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
                              WOODWARD BOND FUND

Objective:

      The Woodward Bond Fund (the "Fund") seeks to maximize total rate of return by investing predominately in intermediate and long-term debt securities. The Fund attempts to achieve a total return exceeding that of the Lehman Brothers Aggregate Bond Index (the "Index") over an interest rate cycle or five years. The Fund is managed on the basis of both the extended outlook for interest rates and trends in rates anticipated over the next 3 to 12 months. Active management strategies include sector rotation, intra-sector adjustments, yield curve positioning and convexity considerations.

Performance Highlights:

      During the Fund's fiscal year ended December 31, 1995, interest rates declined along the yield curve. The two-year U.S. Treasury Note declined in yield from a 7.69% level on December 31, 1994 to 5.15% on December 31, 1995. The thirty-year U.S. Treasury Bond dropped in yield from 7.88% to 5.95% during the same period. This larger decline in two-year yields resulted in a "steepening" of the yield curve. For the year, the Index returned 18.47%.

      The Fund returned 23.75% (without the sales charge) in 1995. During the year, the net asset value of the Fund rose from $9.01 to $10.45. Distributed dividends were $.64 per share and there were no capital gains distributions. This return placed the Fund first in its Lipper category (Intermediate U.S. Government) for the year. This return also compares very favorably versus the Index which is an unmanaged, broad based bond index. Although the Fund maintains a higher quality profile than the Index with over 95% of assets rated AA or better, in general the long-term risk characteristics are similar. The Index, however, is not subject to the expenses of a mutual fund.

      The Fund's high absolute return was the result of yield declines and price increases in most sectors of the bond market. The exceptional performance of the Fund versus the Index was primarily the result of positioning and security selection within the bond market. The higher duration of the Fund (a measure of interest rate risk) versus that of the Index during the year was a positive. Mortgage-Backed Securities (MBS) in general underperformed Treasuries in 1995 because of fears of faster prepayments, but the Fund's positioning within the MBS sector was a large positive for the year. The Fund benefited from the high yield and high price appreciation of discount CMOs. In particular, the higher yield provided by inverse floater CMOs and the price appreciation of discount inverse floater and principal only CMOs contributed to the higher return for the year. Also, premium CMOs backed by very seasoned high coupon loans prepaid relatively slowly all year, thus enhancing return. The Fund's overweighting in 2 to 4 year Treasuries was also a positive for the year. The Fund's positioning in longer Treasury Strips was a small negative as they were hurt from the yield curve steepening. However, their high convexity benefited the portfolio during the year due to the large decline in rates.

                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
                         WOODWARD BOND FUND (Continued)

                       Growth of $10,000 Invested in the
                           Woodward Bond Fund and the
                      Lehman Brothers Aggregate Bond Index

                                 [ GRAPH ]

              6/91      12/91       6/9     12/92      6/93     12/93      6/94     12/94      6/95     12/95
            -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Fund  (1)   $ 9,525   $10,544   $10,794   $11,235   $12,186   $12,515   $11,893   $11,640   $13,356   $14,404
Fund  (2)   $10,000   $11,070   $11,332   $11,796   $12,794   $13,139   $12,486   $12,220   $14,021   $15,122
Index (3)   $10,000   $11,099   $11,400   $11,920   $12,744   $13,083   $12,576   $12,701   $14,154   $15,048

(1) Includes maximum sales charge of 4.75%.
(2) Excludes maximum sales charge of 4.75%.
(3) Excludes expenses.
(4) Maximum sales charge of 4.75% commenced 10-1-94. A
    Shareholder investment at the original offer price (4.5% sales charge) is currently valued at $14,442.

                                                 Since
    Average Annual Total Return       One     Inception
         Through 12/31/95             Year     (6/1/91)
         ----------------             ----    ---------
Woodward Bond Fund                    17.86%    8.28%(2)
(with maximum 4.75% sales charge)
Woodward Bond Fund                    23.75%    9.43%
(without sales charge)
Lehman Bros Aggregate                 18.47%    9.33%
Bond Index(1)

(1) Includes Treasury, agency, mortgage-backed, asset-backed and investment grade corporate debt with maturities of one year or longer.
(2) Return for shareholders who invested at the original offer price (4.5% sales charge) was 8.34%.
Past performance is not predictive of future performance.

                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
                        WOODWARD INTERMEDIATE BOND FUND

Objective:

     The Woodward Intermediate Bond Fund (the "Fund") seeks to maximize total rate of return while providing relative stability of principal by investing predominately in intermediate-term debt securities. The Fund attempts to achieve a total return exceeding that of the Lehman Brothers Intermediate Government/Corporate Bond Index (the "Index") over an interest rate cycle or five years. The Fund is managed on the basis of anticipated trends in interest rates over the next 3 to 12 months. Active management strategies include sector rotation, intra-sector adjustments, yield curve positioning and convexity considerations.

Performance Highlights:

     During the Fund's fiscal year ended December 31, 1995, interest rates declined along the yield curve. The two-year U.S. Treasury Note declined in yield from a 7.69% level on December 31, 1994 to 5.15% on December 31, 1995. The thirty-year U.S. Treasury Bond dropped in yield from 7.88% to 5.95% during the same period. This larger decline in two-year yields resulted in a "steepening" of the yield curve. For the year, the Index returned 15.33%.

     The Fund returned 19.48% (without the sales charge) in 1995. During the year, the net asset value of the Fund rose from $9.21 to $10.37. Distributed dividends were $.59 per share and there were no capital gains distributions. This return placed the Fund first in its Lipper category (Short U.S. Government) for the year. The Fund's return was significantly greater than the Index, which is a broad based bond index made up of U.S. Treasury and Agency debt instruments and investment grade corporate bonds with maturities from 1 to 10 years. Although the Fund maintains a higher quality profile than the Index with nearly 97% of assets rated AA or better, in general the long-term risk characteristics are similar. The Index, however, is not subject to the expenses of a mutual fund.

     The Fund's high absolute return was the result of yield declines and price increases in most sectors of the bond market. The exceptional performance of the Fund versus the Index was primarily the result of positioning and security selection within the bond market. The higher duration of the Fund (a measure of interest rate risk) versus that of the Index during the year was a positive. Mortgage-Backed Securities (MBS) in general underperformed Treasuries in 1995 because of fears of faster prepayments, but the Fund's positioning within the MBS sector was a large positive for the year. The Fund benefited from the high yield and high price appreciation of discount CMOs. In particular, the higher yield provided by inverse floater CMOs and the price appreciation of discount inverse floater and principal only CMOs contributed to the higher return for the year. Also, premium CMOs backed by very seasoned high coupon loans prepaid relatively slowly all year, thus enhancing return. The Fund's overweighting in 2 to 4 year Treasuries was also a positive for the year.

                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
                  WOODWARD INTERMEDIATE BOND FUND (Continued)

                  Growth of $10,000 Invested in the Woodward
                Intermediate Bond Fund and the Lehman Brothers
                 Intermediate Government/Corporate Bond Index

                                 [ GRAPH ]

              6/91     12/91      6/92     12/92      6/93     12/93      6/94     12/94      6/95     12/95
           -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Fund  (1)  $ 9,525   $10,446   $10,734   $11,071   $11,749   $12,002   $11,497   $11,245   $12,629   $13,435
Fund  (2)  $10,000   $10,966   $11,269   $11,623   $12,335   $12,600   $12,070   $11,806   $13,258   $14,105
Index (3)  $10,000   $10,993   $11,324   $11,782   $12,513   $12,816   $12,480   $12,569   $13,774   $14,492

(1) Includes maximum sales charge of 4.75%.
(2) Excludes maximum sales charge of 4.75%.
(3) Excludes expenses.
(4) Maximum sales charge of 4.75% commenced 10-1-94. A
    Shareholder investment at the original offer price (4.5% sales charge) is currently valued at $13,470.

                                                    Since
    Average Annual Total Return          One      Inception
          Through 12/31/95              Year      (6/1/91)
    ---------------------------         ----      --------
Woodward Intermediate Bond Fund         13.80%      6.65%(2)
(with maximum 4.75% sales charge)
Woodward Intermediate Bond Fund         19.48%      7.78%
(without sales charge)
Lehman Bros Intermediate                15.33%      8.43%
Govt/Corp Bond Index  (1)

(1) Includes Treasury, agency and investment grade corporate debt with maturities from one to ten years.
(2) Return for shareholders who invested at the original offer price (4.5% sales charge) was 6.71%.
Past performance is not predictive of future performance.

                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
                            WOODWARD SHORT BOND FUND

Objective:

     The Woodward Short Bond Fund (the "Fund") objective is to maximize total rate of return while providing relative stability of principal. While the portfolio may purchase securities with maturities or average lives of up to 10 years, during normal market conditions, its average weighted portfolio maturity will be limited to a maximum of 3 years. The Fund is managed on the basis of both the extended outlook for interest rates and trends in rates anticipated over the next 3 to 12 months. Active management strategies include sector rotation, intra-sector adjustments, yield curve positioning and convexity considerations.

Performance Highlights:

     Interest rates declined across the yield curve during 1995 as the economy showed signs of sluggish growth with no indications of accelerating inflation. The two-year U.S. Treasury Note declined in yield from a 7.69% level on December 31, 1994 to 5.15% on December 31, 1995. The thirty-year U.S. Treasury Bond dropped in yield from 7.88% to 5.95% during the same period. This larger decline in two-year yields resulted in a "steepening" of the yield curve. For the year, the Salomon Brothers Government/Corporate 1-3 Year Bond Index returned 10.89%.

     The Fund returned 10.07% (without the sales charge) in 1995. During the year, the net asset value of the Fund rose from $9.84 to $10.23. Distributed dividends were $0.58 per share and capital gains distributions were $.0016 per share. This return underperformed the Salomon Brothers Government/ Corporate 1-3 Year Index (the "Index") for 1995. The Index is made up of U.S. Treasury, Agency and investment-grade Corporate securities with maturities from 1 to 3 years. The Index, however, is not subject to the expenses of a mutual fund.

     The Fund's attractive absolute return was largely due to the substantial drop in interest rates throughout 1995. The one, two, and five-year Treasury declined 203, 254, and 245 basis points, respectively. The relative underperformance of the Fund versus the Index was primarily the result of the expenses paid by the Fund versus no expenses paid by the Index. The Fund's slightly higher duration (a measure of interest rate risk) versus that of the Index during the year helped performance as interest rates declined. During the year, the Fund had generally higher yielding (yield-to-maturity) securities than the Index which benefited performance. The Fund was overweighted in less than one-year and three to five-year average life securities which proved to be a detriment to performance as the yield curve steepened in 1995. Also, the portfolio's overweighted position in short-term premium Mortgage-Backed securities was a negative as spreads widened on these securities during the year. As of December 31, 1995, the Fund held 75% in Treasury and Agency securities, 9% in Corporate securities, 2% in Asset-Backed securities and 14% in Mortgage-Backed securities. The Fund held 92% AAA securities, 2% AA securities and 6% A securities at year end.

                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
                     WOODWARD SHORT BOND FUND (Continued)
                  Growth of $10,000 Invested in the Woodward
                   Short Bond Fund and the Salomon Brothers
                   Government/Corporate 1-3 Year Bond Index

                                 [ GRAPH ]

               9/16/94     12/94      6/95     12/95
               -------   -------   -------   -------
Fund  (1)      $ 9,700   $ 9,708   $10,292   $10,685
Fund  (2)      $10,000   $10,008   $10,610   $11,016
Index (3)      $10,000   $ 9,993   $10,654   $11,081

(1) Includes maximum sales charge of 3%.
(2) Excludes maximum sales charge of 3%.
(3) Excludes expenses.

                                                   Since
   Average Annual Total Return         One       Inception
         Through 12/31/95              Year      (9/17/94)
   ---------------------------         ----      ---------
Woodward Short Bond Fund               6.77%       5.27%
(with maximum 3% sales charge)
Woodward Short Bond Fund              10.07%       7.78%
(without sales charge)
Salomon Bros Govt/Corp                10.89%       8.29%
1-3 Bond Index (1)

(1) Includes Treasury, agency and investment grade corporate debt with maturities from one to three years.

Past performance is not predictive of future performance.

                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
                         WOODWARD MUNICIPAL BOND FUND

Objective:

     The Woodward Municipal Bond Fund (the "Fund") seeks to provide as high a level of current income exempt from federal tax as is consistent with relative stability of principal. The Fund is managed on the basis of both the extended outlook for interest rates and the underlying credit characteristics and value of each asset. Active management strategies include duration management, sector rotation, intra-sector adjustments, yield curve positioning and convexity considerations.

Performance Highlights:

     Municipal bond investors experienced one of their best performance years during 1995 as slower economic growth, continued subdued inflation and market technicals helped set a positive tone throughout the year. Much of the rally was fueled by a record level of bond maturities, calls and redemptions that came in the face of a sharp decrease in new issue supply. New issue volume in 1995 totaled approximately $155 billion, well below the 1993 peak of $292 billion and over 5% below the $164 billion issued in 1994. The municipal yield curve flattened by 5 basis points in the 2 to 30-year sector while the comparable Treasury curve steepened by 61 basis points. For the year, Aaa rated municipals underperformed Treasuries with the range of 5 to 30-year Municipal yields as a percentage of Treasury yields ending the year at 76.3% to 87.5%, up from 69.0% to 83.8% from the previous year-end. The "20-Bond" Bond Buyer Index, which is comprised of high quality, tax-exempt general obligation bonds in the 20-year area, fluctuated within a 136 basis point range throughout the year (one percentage point equals 100 basis points). Given the overall strong tone of the market, the "20-Bond" Index closed the year at 5.44%, 127 basis points lower than 1994.

     The Fund returned 16.54% without the sales charge for 1995. During the year, the net asset value of the Fund rose from $9.59 to $10.68. Distributions from net investment income were $.472 per share compared to $.493 the previous year and there were no capital gain distributions for the year. The Fund's total return without the sales load was below the Lehman Brothers Municipal Bond Index (the "Index") which returned 17.45%. Although the Fund continues to maintain a higher quality profile than the Index with over 91% of assets rated Aa or better and no holdings rated below A, in general the risk characteristics are similar. The Index, however, is not subject to expenses of a mutual fund.

     The Fund's 1995 return was generally attributable to an overall decrease of interest rates along the yield curve. The primary focus of the Fund was to maintain a high quality portfolio while providing a steady level of income. The overall underperformance by the Fund relative to the Index was attributable to its underweighting in the 20 to 30-year sector of the market and its negative convexity position. The narrowing of quality spreads also negatively affected yearly performance. Overweighting in revenue and insured securities relative to the Index, a slightly longer duration (a measure of interest rate risk) and its minimal average cash position were all contributing factors to the Fund's positive performance. Despite a lethargic year for positive municipal mutual bond fund cash flows, due to a resilient equity market, talk of tax reform and investor resistance to lower yields, the Fund's cash flows increased by nearly 14% as compared to the overall municipal market increase of less than 1%.

                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
                   WOODWARD MUNICIPAL BOND FUND (Continued)

                       Growth of $10,000 Invested in the
                     Woodward Municipal Bond Fund and the
                     Lehman Brothers Municipal Bond Index

                                 [ GRAPH ]

             2/1/93      6/93     12/93      6/94     12/94      6/95     12/95
            -------   -------   -------   -------   -------   -------   -------
Fund  (1)   $ 9,525   $10,067   $10,612   $10,135   $10,025   $10,982   $11,682
Fund  (2)   $10,000   $10,569   $11,172   $10,671   $10,587   $11,642   $12,264
Index (3)   $10,000   $10,588   $11,099   $10,606   $10,525   $11,541   $12,363

(1) Includes maximum sales charge of 4.75%.
(2) Excludes maximum sales charge of 4.75%.
(3) Excludes expenses.
(4) Maximum sales charge of 4.75% commenced 10-1-94. A
    Shareholder investment at the original offer price (4.5% sales charge) is currently valued at $11,712.

                                                   Since
    Average Annual Total Return         One      Inception
          Through 12/31/95              Year      (2/1/93)
   ----------------------------         ----     ---------
Woodward Municipal Bond Fund           10.99%      5.49%(2)
(with maximum 4.75% sales charge)
Woodward Municipal Bond Fund           16.54%      7.27%
(without sales charge)
Lehman Brothers                        17.45%      7.54%
Municipal Bond Index(1)

(1) Includes investment grade general obligation, revenue, insured and prerefunded issues with maturities from one to thirty years. Index began July 1993.
(2) Return for shareholders who invested at the original offer price (4.5% sales charge) was 5.58%.

Past performance is not predictive of future performance.

                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
                     WOODWARD MICHIGAN MUNICIPAL BOND FUND

Objective:

     The Woodward Michigan Municipal Bond Fund (the "Fund") seeks to provide as high a level of current income exempt from federal, and to the extent possible, from State of Michigan income taxes as is consistent with relative stability of principal. The Fund is managed on the basis of both the extended outlook for interest rates and the underlying credit characteristics and value of each asset. Active management strategies include duration management, sector rotation, intra-sector adjustments, yield curve positioning and convexity considerations.

Performance Highlights:

     The Michigan municipal bond market, along with all fixed-income markets, rode the downward drop in interest rates to one of their best performance years in 1995. Despite talk of tax reform, the municipal market moved onward as an overall decrease in supply accompanied with record levels of calls, coupon payments and maturities drove interest rates down approximately 120 basis points along the yield curve. Unlike the general market, new-issue volume in Michigan was $5.6 billion, an increase of approximately 48% from the previous year. The overall Municipal bond market saw a decrease in new-issue volume of over 5% from the previous year. The substantial increase in new-issue volume raised the State's national ranking for issuance to 7th versus 13th place last year. The Michigan municipal market experienced a boost during July when the State's credit rating was upgraded. In addition, the State Budget Stabilization Fund (Rainy Day) exceeded $1 billion at the end of fiscal year 1995, among the highest in the nation. The State's unemployment rate ended the year at 5.3% (seasonally adjusted), lower than the 5.6% for the rest of the country, further proof of a sustained recovery.

     The Fund returned 16.49% without the sales charge for 1995. During the year, the net asset value increased from $9.54 to $10.60. Distributions from net investment income were $0.48 per share compared to $0.50 the previous year and there were no capital gain distributions for the year. The Fund's total return without the sales load was below the return of the Lehman Brothers Michigan Municipal Bond Index which returned 18.44%. Due to the increase in the State's school bond credit rating, the Fund's quality is now higher than the Index and it's general characteristics are slightly different due to the seasoned and larger issues that comprise it. The Index, however, is not subject to the expenses of a mutual fund.

     The Fund's overall return during 1995 was generally attributable to a decrease in interest rates along the yield curve. The primary focus of the Fund was to maintain a high quality portfolio while providing a steady level of income. The overall underperformance by the Fund relative to the Index was largely attributable to the narrowing of quality spreads and its negative convexity position. Overweighting in the prerefunded sector and a shorter duration (a measure of interest rate risk) than the Index also proved to be a negative for yearly performance. The Fund's overweighting in State qualified general obligation school district bonds (the State's credit rating was upgraded to Aa from A1 during July) and its gradual increase in the revenue sector provided good performance. The Fund's discount bond position also contributed to positive performance during the year. Despite a lethargic year for positive municipal mutual bond fund cash flows, due to a resilient equity market, talk of tax reform and investor resistance to lower yields, the Fund's cash flows increased by over 6% as compared to the overall municipal market increase of less than 1%.

                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
               WOODWARD MICHIGAN MUNICIPAL BOND FUND (Continued)

                       Growth of $10,000 Invested in the
                 Woodward Michigan Municipal Bond Fund and the
                 Lehman Brothers Michigan Municipal Bond Index

                                 [ GRAPH ]

             2/1/93      6/93     12/93      6/94     12/94      6/95     12/95
            -------   -------   -------   -------   -------   -------   -------
Fund  (1)   $ 9,525   $10,033   $10,528   $10,021   $ 9,958   $10,857   $11,600
Fund  (2)   $10,000   $10,533   $11,062   $10,551   $10,517   $11,511   $12,179
Index (3)   $10,000   $10,588   $11,084   $10,789   $10,525   $11,589   $12,460

(1) Includes maximum sales charge of 4.75%.
(2) Excludes maximum sales charge of 4.75%.
(3) Excludes expenses.
(4) Maximum sales charge of 4.75% commenced 10-1-94. A
    Shareholder investment at the original offer price (4.5% sales charge) is currently valued at $11,631.

                                                      Since
      Average Annual Total Return           One     Inception
           Through 12/31/95                Year      (2/1/93)
     ----------------------------          ----     ---------
Woodward Michigan Municipal Bond Fund      10.96%    5.23%(2)
(with maximum 4.75% sales charge)
Woodward Michigan Municipal Bond Fund      16.49%    7.01%
(without sales charge)
Lehman Brothers                            18.44%    7.83%
Michigan Municipal Bond Index(1)

(1) Includes investment grade general obligation, revenue, insured and prerefunded issues with maturities from one to thirty years. Index began July, 1993.
(2) Return for shareholders who invested at the original offer price (4.5% sales charge) was 5.33%.

Past performance is not predictive of future performance.

                              THE WOODWARD FUNDS
                                  BOND FUNDS
                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 1995

ASSETS:                                                   BOND FUND
                                                          ---------
Investment in securities:
    At cost                                             $481,852,916
                                                        ============
    At value (Note 2)                                   $512,978,615
Cash                                                              --
Receivable for securities sold                               225,826
Interest receivable                                        5,748,712
Deferred organization costs, net (Note 2)                      6,439
Prepaids and other assets                                      4,113
                                                        ------------
      TOTAL ASSETS                                       518,963,705
                                                        ------------
LIABILITIES:
Payable for securities purchased                             456,491
Accrued investment advisory fee                              283,332
Accrued distribution fees                                      5,095
Accrued custodial fee                                          7,282
Dividends payable                                            582,184
Other payables and accrued expenses                           63,742
                                                        ------------
      TOTAL LIABILITIES                                    1,398,126
                                                        ------------
      NET ASSETS                                        $517,565,579
                                                        ============
Net assets consist of:
Capital shares (unlimited number of shares
  authorized, par value $.10 per share)                 $  4,952,384
Additional paid-in capital                               509,179,119
Accumulated undistributed net investment income              233,362
Accumulated undistributed net realized gains (losses)    (27,924,985)
Net unrealized appreciation on investments                31,125,699
                                                        ------------
      TOTAL NET ASSETS                                  $517,565,579
                                                        ============
Shares of capital stock outstanding                       49,523,843
                                                        ============
Net asset value and redemption price per share          $      10.45
                                                        ============
Maximum offering price per share                        $      10.97
                                                        ============

See accompanying notes to financial statements.

                              THE WOODWARD FUNDS
                                  BOND FUNDS
                STATEMENTS OF ASSETS AND LIABILITIES (Continued)
                               December 31, 1995

                                                                                                     MICHIGAN
                                                        INTERMEDIATE       SHORT       MUNICIPAL     MUNICIPAL
                                                         BOND FUND       BOND FUND     BOND FUND     BOND FUND
                                                        ------------   ------------   -----------   -----------
Investment in securities:
  At cost                                               $391,716,402   $159,199,919   $75,750,865   $51,219,137
                                                        ============   ============   ===========   ===========
  At value (Note 2)                                     $401,008,361   $161,484,092   $78,252,712   $52,778,540
Cash                                                         231,665             --            --        94,074
Receivable for securities sold                                    --             --            --            --
Interest receivable                                        4,975,654      2,337,249     1,277,409       716,553
Deferred organization costs, net (Note 2)                      3,565         25,504         6,315         6,315
Prepaids and other assets                                     21,456         78,198        36,597        18,137
                                                         -----------   ------------   -----------  ------------
      TOTAL ASSETS                                       406,240,701    163,925,043    79,573,033    53,613,619
                                                         -----------   ------------   -----------   -----------
LIABILITIES:
Payable for securities purchased                                  --         31,588     2,372,029            --
Accrued investment advisory fee                              222,293         89,955        41,971        29,027
Accrued distribution fees                                      2,543            714         1,295         1,907
Accrued custodial fee                                          6,109          3,255         1,459         1,318
Dividends payable                                            632,436        443,656       190,088       125,268
Other payables and accrued expenses                           67,381         19,020         2,627         2,939
                                                        ------------   ------------   -----------   -----------
      TOTAL LIABILITIES                                      930,762        588,188     2,609,469       160,459
                                                        ------------   ------------   -----------   -----------
      NET ASSETS                                        $405,309,939   $163,336,855   $76,963,564   $53,453,160
                                                        ============   ============   ===========   ===========
Net assets consist of:
Capital shares (unlimited number of shares
  authorized, par value $.10 per share)                 $  3,909,253   $  1,596,349   $   720,543   $   504,175
Additional paid-in capital                               402,590,497    159,350,652    74,166,371    51,420,410
Accumulated undistributed net investment income              291,887         65,478         5,107         1,934
Accumulated undistributed net realized gains (losses     (10,773,659)        40,203      (430,304)      (32,762)
Net unrealized appreciation on investments                 9,291,959      2,284,173     2,501,847     1,559,403
                                                        ------------   ------------   -----------   -----------
      TOTAL NET ASSETS                                  $405,309,939   $163,336,855   $76,963,564   $53,453,160
                                                        ============   ============   ===========   ===========
Shares of capital stock outstanding                       39,092,534     15,963,488     7,205,434     5,041,749
                                                        ============   ============   ===========   ===========
Net asset value and redemption price per share          $      10.37   $      10.23   $     10.68   $     10.60
                                                        ============   ============   ===========   ===========
Maximum offering price per share                        $      10.89   $      10.55   $     11.21   $     11.13
                                                        ============   ============   ===========   ===========

See accompanying notes to financial statements.


                               THE WOODWARD FUNDS
                                   BOND FUNDS
                            STATEMENTS OF OPERATIONS
                      For the Year Ended December 31, 1995

                                                         BOND FUND
                                                         ---------
INTEREST INCOME (Note 2)                               $ 34,039,591
                                                       ------------
EXPENSES (Notes 2, 3 and 5):
  Investment advisory fee                                 3,121,267
  Distribution fees                                          51,487
  Professional fees                                          69,263
  Custodial fee                                              80,898
  Transfer and dividend disbursing agent fees                38,611
  Amortization of deferred organization costs                15,455
  Marketing expenses                                         43,247
  Security pricing services                                  13,033
  Registration, filing fees and other expenses              118,444
  Less:
    Expense reimbursement                                        --
                                                       ------------
    NET EXPENSES                                          3,551,705
                                                       ------------
NET INVESTMENT INCOME                                    30,487,886
                                                       ------------
REALIZED AND UNREALIZED GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses)                            (1,566,826)
  Net change in unrealized appreciation on
    investments                                           72,514,668
                                                       ------------
    NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS     70,947,842
                                                       ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS             $101,435,728
                                                       ============

See accompanying notes to financial statements.


                               THE WOODWARD FUNDS
                                   BOND FUNDS
                       STATEMENTS OF OPERATIONS (Continued)
                      For the Year Ended December 31, 1995

                                                                                                  MICHIGAN
                                                      INTERMEDIATE      SHORT       MUNICIPAL     MUNICIPAL
                                                       BOND FUND      BOND FUND     BOND FUND     BOND FUND
                                                      ------------   ------------   ----------   -----------
INTEREST INCOME (Note 2)                               $27,227,503    $6,498,945   $ 3,692,331   $2,756,908
                                                       -----------    ----------   -----------   ----------
EXPENSES (Notes 2, 3 and 5):
  Investment advisory fee                                2,650,418       650,298       444,288      327,020
  Distribution fees                                         28,779         5,165        13,331       19,211
  Professional fees                                         67,806        67,810        54,065       54,065
  Custodial fee                                             71,081        31,613        17,836       15,729
  Transfer and dividend disbursing agent fees               18,952         4,585        11,521       16,438
  Amortization of deferred organization costs                8,555         6,801         3,031        3,031
  Marketing expenses                                        39,826        32,438        34,056       33,105
  Security pricing services                                 13,033        13,033        18,692       18,692
  Registration, filing fees and other expenses              79,582         2,375        33,300       31,536
  Less:
     Expense reimbursement                                      --       (65,761)      (88,071)    (119,481)
                                                       -----------    ----------   -----------   ----------
     NET EXPENSES                                        2,978,032       748,357       542,049      399,346
                                                       -----------    ----------   -----------   ----------
NET INVESTMENT INCOME                                   24,249,471     5,750,588     3,150,282    2,357,562
                                                       -----------    ----------   -----------   ----------
REALIZED AND UNREALIZED GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses)                           (4,126,208)       97,446      (132,105)      95,495
  Net change in unrealized appreciation on
    investments                                         52,637,906     3,290,608     7,347,301    5,119,573
                                                       -----------    ----------   -----------   ----------
    NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS    48,511,698     3,388,054     7,215,196    5,215,068
                                                       -----------    ----------   -----------   ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS             $72,761,169    $9,138,642   $10,365,478   $7,572,630
                                                       ===========    ==========   ===========   ==========

See accompanying notes to financial statements.


                              THE WOODWARD FUNDS
                                  BOND FUNDS
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                  BOND FUND
                                                       ------------------------------
                                                          Year Ended      Year Ended
                                                        Dec. 31, 1995   Dec. 31, 1994
                                                        -------------   -------------

FROM OPERATIONS:
  Net investment income                               $ 30,487,886     $ 30,959,603
  Net realized gains (losses)                           (1,566,826)     (17,468,162)
  Net change in unrealized appreciation
   (depreciation) on investments                        72,514,668      (49,072,055)
                                                      ------------     ------------
     Net increase (decrease) in net assets from
       operations                                      101,435,728      (35,580,614)
                                                      ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS (Note 2):
  From net investment income                           (31,071,705)     (30,287,702)
  From realized gains                                         --         (1,125,200)
                                                      ------------     ------------
    Total distributions                                (31,071,705)     (31,412,902)
                                                      ------------     ------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                             81,776,844      136,836,769
  Net asset value of shares issued in reinvestment
    of distributions to shareholders                    24,963,507       26,773,071
                                                      ------------     ------------
                                                       106,740,351      163,609,840
  Less: payments for shares redeemed                   (86,707,190)    (170,644,207)
                                                      ------------     ------------
  Net increase (decrease) in net assets from
    capital share transactions                          20,033,161       (7,034,367)
                                                      ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS                   90,397,184      (74,027,883)
NET ASSETS:
  Beginning of period                                  427,168,395      501,196,278
                                                      ------------     ------------
  End of period                                       $517,565,579     $427,168,395
                                                      ============     ============
CAPITAL SHARE TRANSACTIONS:
  Shares sold                                            8,355,987       13,838,356
  Shares issued in reinvestment of distributions
    to shareholders                                      2,525,870        2,798,104
                                                      ------------     ------------
                                                        10,881,857       16,636,460
  Less: shares redeemed                                 (8,790,418)     (17,749,867)
                                                      ------------     ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING            2,091,439       (1,113,407)
CAPITAL SHARES:
  Beginning of period                                   47,432,404       48,545,811
                                                      ------------     ------------
  End of period                                         49,523,843       47,432,404
                                                      ============     ============

See accompanying notes to financial statements.


                              THE WOODWARD FUNDS
                                  BOND FUNDS
                  STATEMENTS OF CHANGES IN NET ASSETS (Continued)

                                                                  INTERMEDIATE                        SHORT
                                                                   BOND FUND                         BOND FUND
                                                       -------------------------------     -------------------------------
                                                         Year Ended        Year Ended        Year Ended       Period Ended
                                                       Dec. 31, 1995     Dec. 31, 1994     Dec. 31, 1995     Dec. 31, 1994
                                                       -------------     -------------     -------------     -------------
FROM OPERATIONS:
  Net investment income                                $ 24,249,471      $ 23,804,528      $  5,750,588      $  1,090,862
  Net realized gains (losses)                            (4,126,208)       (3,493,275)           97,446           (31,726)
  Net change in unrealized appreciation
   (depreciation) on investments                         52,637,906       (47,966,003)        3,290,608        (1,006,435)
                                                       ------------      ------------      ------------      ------------
     Net increase (decrease) in net assets from
       operations                                        72,761,169       (27,654,750)        9,138,642            52,701
                                                       ------------      ------------      ------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS (Note 2):
  From net investment income                            (24,265,050)      (23,538,862)       (5,697,455)       (1,078,517)
  From realized gains                                            --          (325,750)          (25,517)               --
                                                       ------------      ------------      ------------      ------------

    Total distributions                                 (24,265,050)      (23,864,612)       (5,722,972)       (1,078,517)
                                                       ------------      ------------      ------------      ------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                              47,268,989       108,142,125       114,313,557        74,761,056
  Net asset value of shares issued in reinvestment
    of distributions to shareholders                     19,077,115        19,356,266         3,924,968           941,812
                                                       ------------      ------------      ------------      ------------
                                                         66,346,104       127,498,391       118,238,525        75,702,868
  Less: payments for shares redeemed                   (102,551,452)     (112,749,718)      (22,556,503)      (10,437,889)
                                                       ------------      ------------      ------------      ------------
  Net increase (decrease) in net assets from
    capital share transactions                          (36,205,348)       14,748,673        95,682,022        65,264,979
                                                       ------------      ------------      ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS                    12,290,771       (36,770,689)       99,097,692        64,239,163
NET ASSETS:
  Beginning of period                                   393,019,168       429,789,857        64,239,163                --
                                                       ------------      ------------      ------------      ------------
  End of period                                        $405,309,939      $393,019,168      $163,336,855      $ 64,239,163
                                                       ============      ============      ============      ============
CAPITAL SHARE TRANSACTIONS:
  Shares sold                                             4,818,378        10,895,776        11,284,693         7,483,171
  Shares issued in reinvestment of distributions
    to shareholders                                       1,922,824         1,990,229           388,668            95,210
                                                       ------------      ------------      ------------      ------------
                                                          6,741,202        12,886,005        11,673,361         7,578,381
  Less: shares redeemed                                 (10,335,186)      (11,494,626)       (2,236,808)       (1,051,446)
                                                       ------------      ------------      ------------      ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING            (3,593,984)        1,391,379         9,436,553         6,526,935
CAPITAL SHARES:
  Beginning of period                                    42,686,518        41,295,139         6,526,935                --
                                                       ------------      ------------      ------------      ------------
  End of period                                          39,092,534        42,686,518        15,963,488         6,526,935
                                                       ============      ============      ============      ============

See accompanying notes to financial statements.

                               THE WOODWARD FUNDS
                                   BOND FUNDS
                STATEMENTS OF CHANGES IN NET ASSETS (Continued)

                                                                                                   MICHIGAN
                                                              MUNICIPAL BOND FUND             MUNICIPAL BOND FUND
                                                         -----------------------------   -----------------------------
                                                           Year Ended      Year Ended      Year Ended      Year Ended
                                                         Dec. 31, 1995   Dec. 31, 1994   Dec. 31, 1995   Dec. 31, 1994
                                                         -------------   -------------   -------------   -------------
FROM OPERATIONS:
  Net investment income                                  $  3,150,282    $  3,064,874    $  2,357,562    $  2,210,323
  Net realized gains (losses)                                (132,105)       (297,451)         95,495        (128,351)
  Net change in unrealized appreciation
    (depreciation) on investments                           7,347,301      (6,604,737)      5,119,573      (4,621,088)
                                                         ------------    ------------    ------------    ------------
  Net increase (decrease) in net assets from
    operations                                             10,365,478      (3,837,314)      7,572,630      (2,539,116)
                                                         ------------    ------------    ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                               (3,149,113)     (3,086,808)     (2,358,540)     (2,226,665)
  From realized gains                                              --              --              --              --
                                                         ------------    ------------    ------------    ------------
    Total distributions                                    (3,149,113)     (3,086,808)     (2,358,540)     (2,226,665)
                                                         ------------    ------------    ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                                25,660,467      29,816,164      12,994,627      20,635,934
  Net asset value of shares issued in reinvestment
    of distributions to shareholders                          964,584       1,002,601         927,746       1,084,833
                                                         ------------    ------------    ------------    ------------
                                                           26,625,051      30,818,765      13,922,373      21,720,767
  Less: payments for shares redeemed                      (18,133,625)    (17,342,844)    (10,946,362)    (13,805,722)
                                                         ------------    ------------    ------------    ------------
  Net increase in net assets from capital share
    transactions                                            8,491,426      13,475,921       2,976,011       7,915,045
                                                         ------------    ------------    ------------    ------------
NET INCREASE IN NET ASSETS                                 15,707,791       6,551,799       8,190,101       3,149,264
NET ASSETS:
  Beginning of year                                        61,255,773      54,703,974      45,263,059      42,113,795
                                                         ------------    ------------    ------------    ------------
  End of year                                            $ 76,963,564    $ 61,255,773    $ 53,453,160    $ 45,263,059
                                                         ============    ============    ============    ============
CAPITAL SHARE TRANSACTIONS:
  Shares sold                                               2,502,764       2,923,798       1,290,446       2,066,281
  Shares issued in reinvestment of distributions
    to shareholders                                            93,325         100,547          90,653         109,478
                                                         ------------    ------------    ------------    ------------
                                                            2,596,089       3,024,345       1,381,098       2,175,759
  Less: shares redeemed                                    (1,774,851)     (1,757,269)     (1,085,688)     (1,401,752)
                                                         ------------    ------------    ------------    ------------
NET INCREASE IN SHARES OUTSTANDING                            821,238       1,267,076         295,410         774,007
CAPITAL SHARES:
  Beginning of year                                         6,384,196       5,117,120       4,746,339       3,972,332
                                                         ------------    ------------    ------------    ------------
  End of year                                               7,205,434       6,384,196       5,041,749       4,746,339
                                                         ============    ============    ============    ============

See accompanying notes to financial statements.

                              THE WOODWARD FUNDS
                                   BOND FUND
                           PORTFOLIO OF INVESTMENTS
                               December 31, 1995


                     Description                        Face Amount   Market Value
                     -----------                        -----------   ------------
TEMPORARY CASH INVESTMENTS -- 5.47%
  Salomon Brothers, Revolving Repurchase Agreement,
    5.93%, 1/2/96 (secured by various U.S. Treasury
    Strips with maturities ranging from 2/15/96
    through 11/15/05 and U.S. Treasury Notes, 5.50%,
    11/15/98, all held at Chemical Bank)                $16,559,026   $ 16,559,026
  Nikko Securities, Revolving Repurchase Agreement,
    5.90%, 1/2/96 (secured by various U.S. Treasury
    Bills with maturities ranging from 9/19/96
    through 10/17/96, and U.S. Treasury Notes with
    maturities ranging from 5/31/96 through 8/15/00,
    all held at the Bank of New York)                    11,500,000     11,500,000
                                                                       -----------
  (Cost $28,059,026)                                                    28,059,026
                                                                       -----------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 82.21%
   U.S. Treasury Securities -- 36.90%
    Principal Strip from U.S. Treasury Securities
     due:
      8/15/98                                             1,500,000      1,309,425
      2/15/99                                             7,450,000      6,332,128
      11/15/18                                           61,840,000     15,020,318
      8/15/20                                            55,640,000     12,111,715
      5/15/18                                             3,720,000        932,976
      5/15/05                                             3,950,000      2,324,614
    Strip from U.S. Treasury Securities due:
      5/15/98                                             1,800,000      1,592,856
      11/15/98                                            1,700,000      1,464,992
      2/15/99                                             3,355,000      2,851,146
      2/15/11                                             4,525,000      1,832,172
      5/15/11                                             9,338,000      3,716,898
      2/15/12                                             4,555,000      1,721,061
      5/15/13                                            10,594,000      3,684,064
      2/15/14                                             8,950,000      2,962,897
    U.S. Treasury Bonds:
      12.750%, 11/15/10                                   9,000,000     13,708,080
      10.375%, 11/15/12                                   8,830,000     12,207,475
    U.S. Treasury Notes:
      7.375%, 5/15/96                                     5,001,000      5,039,308
      6.125%, 7/31/96                                     1,000,000      1,004,840
      8.000%, 10/15/96                                    4,400,000      4,490,728
      7.250%, 11/15/96                                    3,890,000      3,954,418
      6.750%, 2/28/97                                     2,100,000      2,135,763
      8.500%, 4/15/97                                     3,505,000      3,645,761
      8.500%, 5/15/97                                     3,130,000      3,263,995
      6.750%, 5/31/97                                     1,000,000      1,020,620
      8.625%, 8/15/97                                    18,900,000     19,892,250
      8.750%, 10/15/97                                    6,150,000      6,518,016
      8.875%, 11/15/97                                    8,780,000      9,345,169
      7.875%, 1/15/98                                    12,592,000     13,231,422
      8.125%, 2/15/98                                     3,000,000      3,172,500
      7.875%, 4/15/98                                    16,125,000     17,027,032
      5.375%, 5/31/98                                     4,000,000      4,013,120
      6.875%, 7/31/99                                     7,410,000      7,780,500
                                                                       -----------
  (Cost $174,104,991)                                                  189,308,259
                                                                       -----------
  Agency Obligations -- 45.31%
    Federal Home Loan Mortgage Corp. Participation
     Ctfs.:
      #170269, 12.000%, 8/1/15                            1,938,783      2,173,246
      #200070, 7.500%, 4/1/02                               314,427        321,520
      #274081, 7.500%, 7/1/16                                95,532         97,744
      #289711, 7.500%, 4/1/17                               171,732        175,599
      #555238, 12.000%, 7/1/19                              887,323        994,945
    Federal Home Loan Mortgage Corp. Gtd. Multi-Class
      Mortgage Participation Ctfs.:
        Series 10 Class D, 10.000%, 7/15/18               1,255,907      1,288,962
        Series 11 Class D, 9.500%, 7/15/19                1,500,000      1,669,289
        Series 22 Class C, 9.500%, 4/15/20                1,104,876      1,251,748
        Series 23 Class E, 9.400%, 8/15/19                  823,046        849,687
        Series 23 Class F, 9.600%, 4/15/20                1,150,000      1,283,652
        Series 32 Class B, 9.500%, 8/15/19                1,000,494      1,020,613
        Series 38 Class C, 9.500%, 1/15/19                  596,952        612,735
        Series 41 Class I, HB, 84.000%, 5/15/20             141,037        331,436
        Series 47 Class F, 10.000%, 6/15/20                 500,000        559,415
        Series 51 Class D, 10.000%, 5/15/19                 802,603        807,105
        Series 56 Class E, 9.600%, 5/15/20                2,220,582      2,215,606
        Series 82 Class D, 8.900%, 10/15/20               1,000,000      1,018,119
        Series 99 Class Z, 9.500%, 1/15/21                2,181,715      2,347,545
        Series 129 Class E, 8.850%, 6/15/09               3,500,000      3,565,136
        Series 134 Class B, IO, 9.000%, 8/15/22           1,177,894        265,026
        Series 204 Class E, HB, IF, 5/15/23                  21,745        478,384
        Series 1022 Class G, 8.000%, 2/15/19                696,411        699,815
        Series 1045 Class G, HB, 1066.2085%, 2/15/21          5,071        135,144
        Series 1051 Class D, 7.000%, 11/15/19             1,429,602      1,447,085
        Series 1065 Class J, 9.000%, 4/15/21              2,000,000      2,175,618
        Series 1072 Class A, HB, 1008.500%, 5/15/06          35,279        697,117
        Series 1079 Class S, IF, 5/15/21                  1,332,679      1,501,756
        Series 1084 Class F, AR, 5/15/21                  2,000,000      2,039,918
        Series 1084 Class S, IF, 5/15/21                  1,400,000      1,820,000
        Series 1089 Class C, IO, IF, 6/15/21                 91,366      1,000,233
        Series 1098 Class M, HB, 10.080%, 6/15/06            15,632        326,711
        Series 1144 Class KB, 8.500%, 9/15/21             2,000,000      2,117,078
        Series 1172 Class L, HB, 1167.776%, 11/15/21         21,071        611,045
        Series 1196 Class B, HB, IF, 1/15/22                 93,403        934,965
        Series 1295 Class JB, 4.500%, 3/15/07             2,400,000      2,173,605
        Series 1297 Class H, 7.500%, 1/15/20              1,699,404      1,741,021
        Series 1298 Class L, HB, 981.8667, 6/15/07            9,000        328,500
        Series 1329 Class S, IO, IF, 8/15/99              5,014,742        269,542
        Series 1360 Class PK, 10.000%, 12/15/20           2,500,000      2,869,872
        Series 1370 Class F, 6.750%, 3/15/19                600,000        606,329
        Series 1378 Class H, 10.000%, 1/15/21             1,500,000      1,728,119
        Series 1378 Class JZ, 7.500%, 11/15/21            2,280,849      2,318,934
        Series 1418 Class B, 6.500%, 11/15/19             2,250,000      2,253,062
        Series 1456 Class G, 6.500%, 12/15/18             6,500,000      6,506,818
        Series 1465 Class SA, IO, IF, 2/15/08            29,155,288      1,439,397
        Series 1483 Class E, 6.500%, 2/15/20              3,150,000      3,148,138
        Series 1489 Class L, 5.500%, 4/15/08              2,087,129      2,036,306
        Series 1506 Class F, AR, 5/15/08                  1,632,714      1,640,877
        Series 1506 Class S, IF, 5/15/08                    583,112        530,632
        Series 1506 Class SD, IO, IF, 5/15/08            27,449,198      1,269,525
        Series 1508 Class KB, IO, IF, 5/15/23             8,872,418        571,118
        Series 1531 Class K, 6.000%, 4/15/08              1,127,152      1,093,314
        Series 1554 Class KA, PO, 8/15/08                   927,383        736,685
        Series 1583 Class NS, IF, 9/15/23                 1,270,128        939,895
        Series 1585 Class NB, IF, 9/15/23                 2,271,596      1,839,993
        Series 1586 Class A, 6.000%, 9/15/08              1,478,062      1,422,175
        Series 1595 Class S, IO, IF, 10/15/11            14,871,975        604,100
        Series 1604 Class SE, IF, 11/15/08                  701,374        561,099
        Series 1628 Class S, IF, 12/15/23                 2,550,000      1,606,500
        Series 1640 Class A, 5.500%, 10/15/07             1,102,202      1,073,455
        Series 1655 Class F, AR, 12/15/08                 1,494,755      1,483,544
        Series 1655 Class SA, IF, 12/15/08                  344,875        257,146
        Series 1681 Class K, 7.000%, 8/15/23              1,115,049      1,090,606
        Series 1686 Class SH, IF, 2/15/24                 1,535,892      1,132,720
        Series 1689 Class SD, IF, 10/15/23                1,725,000      1,535,250
        Series 1694 Class SE, IF, 5/15/23                 1,418,419      1,290,761
        Series 1706 Class LA, 7.000%, 3/15/24             5,227,604      5,121,740
        Series 1757-A Class A, 9.500%, 5/15/23            3,532,192      3,757,369
        Series 1796-A, Class S, IF, 2/15/09               1,000,000        755,000
        Series 1798-B, Class C, 6.500%, 3/15/08           2,250,000      2,200,073
        GNMA Series 29 Class SD, IO, IF, 4/25/24         24,545,249        613,631
    Federal Housing Administration Merrill Lynch
      Project Pool 170 Pass Thru Ctfs., 7.430%,
      8/1/20                                              1,368,496      1,413,821
    Federal National Mortgage Assn. Mortgage Backed
     Securities,
      Stripped Trust:
        23, Class 2, IO, 10.000%, 9/1/17                  1,348,966        346,521
        50, Class 2, IO, 10.500%, 3/25/19                   180,863         46,912
    Federal National Mortgage Assn. Pass Thru
     Securities:
        Pool #44699, 7.000%, 4/1/17                         350,441        355,329
        Pool #50966, 7.000%, 1/1/24                       2,047,461      2,068,364
        Pool #70226, AR, 1/1/19                             603,874        604,629
        Pool #116612, AR, 3/1/19                          2,562,238      2,651,219
        Pool #160330, 6.345%, 3/1/99                      2,391,211      2,433,057
        Pool #303306, 12.500%, 1/1/16                     2,182,598      2,515,988
    Federal National Mortgage Assn. Pass Thru
     Securities
      Gtd. Remic Trust:
        1988 Class 7-Z, 9.250%, 4/25/18                     841,800        897,829
        1988 Class 17-B, 9.400%, 10/25/17                   736,900        760,273
        1989 Class 27-D, 10.000%, 1/25/16                   827,434        852,744
        1989 Class 34-E, 9.850%, 8/25/14                  1,000,000      1,066,785
        1989 Class 69-G, 7.600%, 10/25/19                 2,250,000      2,321,397
        1989 Class 70-G, 8.000%, 10/25/19                 2,000,000      2,122,378
        1989 Class 73-C, PO, 10/25/19                     1,299,464      1,015,206
        1989 Class 78-H, 9.400%, 11/25/19                 1,250,000      1,393,024
        1990 Class 1-D, 8.800%, 1/25/20                   3,200,000      3,400,189
        1990 Class 60-K, 5.500%, 6/25/20                    750,000        713,669
        1990 Class 63-H, 9.500%, 6/25/20                    900,000      1,003,301
        1990 Class 93-G, 5.500%, 8/25/20                  1,500,000      1,427,669
        1990 Class 94-H, HB, 505.000%, 8/25/20               36,402        527,832
        1990 Class 95-J, HB, 1118.040%, 8/25/20              20,445        654,236
        1990 Class 102-J, 6.500%, 8/25/20                 4,000,000      3,990,276
        1990 Class 106-H, 8.500%, 1/25/19                 1,135,711      1,137,731
        1990 Class 134-SC, IF, 11/25/20                   1,210,648      1,325,659
        1990 Class 140-K, HB, 652.1454%, 12/25/20            23,237        426,391
        1991 Class 4-N, HB, 758.750%, 1/25/06                11,237        162,935
        1991 Class 7-K, HB, 908.500%, 2/25/21                 8,010        172,206
        1991 Class 33-J, HB, 1008.250%, 4/25/06              10,292        206,673
        1991 Class 55-G, HB, 1148.550%, 2/25/05               3,554         14,215
        1991 Class 144-PZ, 8.500%, 6/25/21                2,134,822      2,258,319
        1992 Class 13-S, HB, IF, 1/25/99                     35,593        263,385
        1992 Class 135-LC, 7.500%, 9/25/07                1,000,000      1,035,809
        1992 Class 137-BA, 3.500%, 1/25/17                2,297,663      2,212,970
        1992 Class 199-S, IO, IF, 11/25/99               13,023,680        577,861
        1992 Class 204-B, 6.000%, 10/25/20                4,300,000      4,160,418
        1993 Class 8-SB, IO, IF, 8/25/06                 16,001,583        729,992
        1993 Class 12-S, IO, IF, 2/25/23                  7,558,799        481,873
        1993 Class 12-SB, HB, IF, 2/25/23                    59,767        552,847
        1993 Class 13-G, 6.000%, 6/25/20                  2,000,000      1,962,738
        1993 Class 15-K, 7.000%, 2/25/08                    792,410        788,415
        1993 Class 19-G, 5.000%, 5/25/19                  3,265,000      3,096,457
        1993 Class 32-K, 6.000%, 3/25/23                  1,888,847      1,816,240
        1993 Class 38-S, IO, IF, 11/25/22                33,215,974        913,439
        1993 Class 44-S, IO, IF, 4/25/23                 11,772,196        518,683
        1993 Class 58-J, 5.500%, 4/25/23                  2,065,801      1,930,512
        1993 Class 94-K, 6.750%, 5/25/23                  1,299,186      1,271,473
        1993 Class 113-S, IO, IF, 7/25/23                 8,861,933        509,561
        1993 Class 139-SG, IF, 8/25/23                    3,450,311      2,675,060
        1993 Class 152-D, PO, 8/25/23                     1,000,000        785,000
        1993 Class 155-LA, 6.500%, 5/25/23                4,166,134      4,109,970
        1993 Class 155-SB, IO, IF, 9/25/23               10,689,381        581,182
        1993 Class 156-SD, IF, 10/25/19                   1,250,000        900,000
        1993 Class 167-S, IF, 9/25/23                     1,776,420      1,314,551
        1993 Class 190-SE, IF, 10/25/08                   1,719,713      1,336,526
        1993 Class 207-SC, IF, 11/25/23                   3,435,541      2,507,945
        1993 Class 209-KB, 5.659%, 8/25/08                3,632,376      3,466,773
        1993 Class 214-L, 6.000%, 12/25/08                  838,760        829,005
        1993 Class 220-SD, IF, 11/25/13                   2,087,684      1,622,506
        1993 Class 223-FB, AR, 12/25/23                   5,732,752      5,646,761
        1993 Class 223-SB, IF, 12/25/23                   2,901,860      2,321,488
        1993 Class X-225C VO, IF, 12/25/22                1,600,000      1,456,000
        1994 Class 8-G, PO, 11/25/23                      2,249,815      1,631,116
        1994 Class 19-C, 5.000%, 1/25/24                  2,519,478      2,329,230
        1994 Class 26-G, PO, 2/25/24                      2,278,569      1,458,284
        1994 Class 30-LA, 6.500%, 2/25/09                 1,953,476      1,929,623
        1994 Class 36-SG, IO, IF, 8/25/23                 7,651,123        399,236
        1994 Class 36-SE, IF, 11/25/23                    2,061,342      1,649,073
        1994 Class 39-F, AR, 3/25/24                      1,133,152      1,125,356
        1994 Class 39-S, IF, 3/25/24                        435,828        387,067
        1994 Class 53-CA, PO, 11/25/23                    2,500,000      1,731,250
        1994 Class 59-PK, 6.000%, 3/25/24                 1,766,334      1,717,140
        1994 Class 82-SA, IO, IF, 5/25/23                41,672,922      1,119,751
        1995 Class 13-B, 6.500%, 3/25/09                  3,457,934      3,381,203
        1995 Class XG1C C, 8.800%, 1/25/25                1,000,000      1,096,116
        1992-G Class 15-Z, 7.000%, 1/25/22                1,633,455      1,588,745
        1992-G Class 27-SQ, HB, IF, 5/25/22                   7,749      1,118,615
        1992-G Class 42-Z, 7.000%, 7/25/22                1,644,947      1,620,098
        1992-G Class 59-C, 6.000%, 12/25/21               1,300,000      1,261,831
        1992-G Class 61-Z, 7.000%, 10/25/22               1,028,251        946,207
        1993-G Class 19-K, 6.500%, 6/25/19                2,208,259      2,169,833
        1993-G Class 27-SE, IF, 8/25/23                   1,343,715        863,337
        1994-G Class 13-ZB, 7.000%, 11/17/24              2,359,038      2,258,067
    Government National Mortgage Assn. Pass Thru
     Securities
      Guaranteed Remic Trust:
        1994 Class 4-SA, IO, IF, 10/16/22                 7,700,000        490,875
    Government National Mortgage Assn. Pass Thru
     Pool:
        #023594, 8.500%, 7/15/08                            453,589        479,352
        #190923, 9.000%, 12/15/16                           445,009        474,753
        #297628, 8.000%, 9/15/22                          3,428,413      3,581,557
        #313110, 7.500%, 11/15/22                         2,076,338      2,140,142
        #345288, 7.500%, 3/15/23                            852,574        878,329
    International Bank For Reconstruction &
      Development, 2/15/15                                2,000,000        576,830
                                                                      ------------
  (Cost $217,452,161)                                                  232,446,081
                                                                      ------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS                           421,754,340
                                                                      ------------
  (Cost $391,557,152)

CORPORATE BONDS AND NOTES -- 9.07%
   Finance -- 7.54%
    American Express Co., 11.625%, 12/12/00               1,400,000      1,562,750
    Associates Corp. of North America:
        9.125%, 4/1/00                                    2,350,000      2,652,372
        8.150%, 8/1/09                                    3,085,000      3,516,838
    Chase Manhattan Grantor Trust, Series 95-B,
      5.900%, 11/15/01                                    1,692,081      1,702,943
    Collaterized Mortgage Obligation Trust CMO:
        Series 10, Class Z, 8.950%, 12/1/16               3,070,227      3,121,344
        Series 12, Class D, 9.500%, 2/1/17                  889,933        953,517
        Series 16, Class Q, 14.750%, 3/20/18                491,993        521,513
    Ford Credit Grantor Trust, Series 94-A, 6.350%,
      5/15/99                                             2,040,088      2,061,344
    Ford Motor Credit Co., 9.625%, 2/27/96                2,150,000      2,161,761
    General Motors Acceptance Corp. Medium Term Note,
      7.550%, 1/14/97                                     2,500,000      2,550,125
    Government National Mortgage Assn. Backed Trust I
      CMO, Class A, Zero Coupon, PO, 5/20/17                354,912        278,101
    Kidder Peabody Mortgage Assets Trust CMO, Series
      24 Class E, 8.940%, 4/1/19                          1,125,000      1,162,405
    Merrill Lynch Trust Series 43 Class E CMO 6.500%,
      8/27/15                                             4,000,000      3,979,956
    Morgan Stanley Mortgage Trust CMO:
        Series 35-2, HB, IF, 4/20/21                          5,248        760,996
        Series 37-2, HB, IF, 7/20/21                          5,996        779,480
        Series 39-3, PO, 12/20/21                           999,131        815,851
    PaineWebber CMO Trust:
        Series H-4, 8.750%, 4/1/18                        1,030,480      1,080,241
        Series P-4, 8.500%, 8/1/19                        2,479,357      2,620,405
    Rural Housing Trust 1987-1 Sr. Mortgage Pass Thru
      Ctf., Class 3-B, 7.330%, 4/1/26                     1,199,436      1,225,594
    Shearson Lehman, Inc. CMO, Mortgage Backed
      Sequential Pay Bond, Series U, Sequence U-1,
      8.750%, 8/27/17                                       322,556        325,249
    Standard Credit Card Master Trust Asset Backed
      Ctf., Series 1995-5, Class A, Adjustable Rate,
      5/8/00                                              2,000,000      2,000,620
    Toyota Auto Receivables Grantor Trust, Series
      95-A Class A, 5.850%, 3/15/01                       1,314,302      1,320,767
    World Omni Automobile LSE SEC Trust, Series 95-5
      Class A, 6.050%, 11/25/01                           1,500,000      1,513,619
                                                                      ------------
  (Cost $39,352,083)                                                    38,667,791
                                                                      ------------
  Industrial -- 1.24%
    Boeing Co., 7.950%, 8/15/24                           1,730,000      2,036,573
    Dominos Pizza Funding Corp., Series A, Adjustable
      Rate, 4/1/96                                          995,000      1,005,235
    General Motors Corp., 8.800%, 3/1/21                  2,695,000      3,321,668
                                                                      ------------
  (Cost $5,521,130)                                                      6,363,476
                                                                      ------------
  Public Utility -- 0.29%
    Nippon Telegraph & Telephone Corp., 9.500%,
      7/27/98                                             1,355,000      1,479,850
                                                                      ------------
  (Cost $1,447,437)
TOTAL CORPORATE BONDS AND NOTES                                         46,511,117
                                                                      ------------
  (Cost $46,320,650)

FOREIGN -- 3.25%
  African Development Bank Note, 9.300%, 7/1/00           1,572,000      1,784,786
  Kingdom of Belgium Put Euro Dollar, 9.200%, 6/28/10     2,000,000      2,542,500
  Metropolis of Tokyo, 8.700%, 10/05/99                   2,250,000      2,483,620
  National Australia Bank Ltd, 9.700%, 10/15/98             800,000        879,136
  Province of Ontario, 15.750%, 3/15/12                   1,415,000      1,653,031
  Province of Ontario Eurobond, 7.000%, 1/27/99           4,300,000      4,461,250
  Province of Quebec, 9.125%, 8/22/01                     2,515,000      2,849,809
                                                                      ------------
  (Cost $15,916,088)                                                     16,654,13
                                                                      ------------
TOTAL INVESTMENTS                                                     $512,978,615
                                                                      ============
  (Cost $481,852,916)


                              THE WOODWARD FUNDS
                                   BOND FUND
                     PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1995

                       Notes to Portfolio of Investments

(a) The Funds invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders which are collateralized by a pool of mortgages held under an indenture. Descriptions of certain collateralized mortgage obligations are as follows:

    Adjustable Rate (AR)

    Inverse Floaters (IF) represent securities that pay interest at a rate that increases (decreases) with a decline (increase) in a specified index.

    Interest Only (IO) represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayments or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

    High Coupon Bonds (HB) (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IO securities. Unlike IO's, the owner also has a right to receive a very small portion of principal. The high interest rate results from taking interest payments from other classes in the REMIC Trust and allocating them to the small principal of the HB class.

    Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

(b) Based upon estimated future cash flows, income is currently not being recognized on certain IO, HB, and CMO securities with an aggregate market value of $1,496,849. The book cost of certain IO and HB securities includes a write down in the amount of $6,056,100 taken during 1993 to properly state the net realizable value of the securities. The write down results in a lower cost of investments than the tax cost disclosed in Note 4 in Notes to Financial Statements.

                               THE WOODWARD FUNDS
                             INTERMEDIATE BOND FUND
                            PORTFOLIO OF INVESTMENTS
                               December 31, 1995

                     Description                        Face Amount   Market Value
                     -----------                        -----------   ------------
TEMPORARY CASH INVESTMENTS -- 3.30%
  Salomon Brothers, Revolving Repurchase Agreement,
    5.93%, 1/2/96 (secured by various U.S. Treasury
    Strips with maturities ranging from 2/15/96
    through 11/15/05, and U.S. Treasury Notes, 5.50%,
    11/15/98, all held at Chemical Bank)                 $8,248,085   $  8,248,085
  Nikko Securities, Revolving Repurchase Agreement,
    5.90%, 1/2/96 (secured by various U.S. Treasury
    Bills with maturities ranging fom 9/19/96 through
    10/17/96, and U.S. Treasury Notes with maturities
    ranging from 5/31/96 through 8/15/00, all held at
    the Bank of New York)                                 5,000,000      5,000,000
                                                                      ------------
  (Cost $13,248,085)                                                    13,248,085
                                                                      ------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 85.73%
  U.S. Treasury Securities -- 47.10%
    Principal Strip from U.S. Treasury Securities
     due:
      2/15/99                                             6,900,000      5,864,655
    Strip from U.S. Treasury Securities due:
      5/15/98                                             6,600,000      5,840,472
      11/15/98                                            7,600,000      6,549,376
      2/15/99                                             2,760,000      2,345,503
      5/15/05                                             5,660,000      3,330,967
      8/15/08                                             6,350,000      3,046,667
      2/15/09                                             4,300,000      1,996,318
    U.S. Treasury Bonds:
      12.750%, 11/15/10                                   6,731,000     10,252,121
      10.375%, 11/12/12                                   4,800,000      6,636,000
    U.S. Treasury Notes:
      7.375%, 5/15/96                                       540,000        544,136
      6.125%, 7/31/96                                     1,000,000      1,004,840
      7.250%, 11/15/96                                    2,000,000      2,033,120
      6.750%, 2/28/97                                     5,000,000      5,085,150
      8.500%, 4/15/97                                    11,640,000     12,107,462
      6.875%, 4/30/97                                    10,000,000     10,206,200
      8.500%, 5/15/97                                    11,470,000     11,961,031
      6.750%, 5/31/97                                     2,000,000      2,041,240
      8.625%, 8/15/97                                     3,000,000      3,157,500
      8.750%, 10/15/97                                    9,950,000     10,545,408
      8.875%, 11/15/97                                   19,985,000     21,271,434
      7.875%, 1/15/98                                    23,710,000     24,913,994
      8.125%, 2/15/98                                     8,300,000      8,777,250
      7.875%, 4/15/98                                    12,425,000     13,120,055
      5.125%, 4/30/98                                     3,320,000      3,313,260
      5.375%, 5/31/98                                     4,500,000      4,514,760
      6.875%, 7/31/99                                     8,000,000      8,400,000
                                                                      ------------
  (Cost $185,580,125)                                                  188,858,919
                                                                      ------------
  Agency Obligations -- 38.63%
    Federal Home Loan Mortgage Corp. Participation
     Ctf.:
      #170269, 12.000%, 8/01/15                           1,533,401      1,718,840
      #252600, 7.500%, 9/1/08                               369,227        379,170
      #252601, 8.000%, 6/1/01                               389,128        400,802
      #555238, 12.000%, 7/1/19                              673,464        755,147
    Federal Home Loan Mortgage Corp. Gtd. Multi-Class
      Mortgage Participation Ctfs.:
        Series 10 Class D, 10.000%, 7/15/18               1,998,034      2,050,621
        Series 11 Class D, 9.500%, 7/15/19                  500,000        556,429
        Series 14 Class A, 9.000%, 12/15/19                  44,298         44,434
        Series 18 Class A, 9.000%, 11/15/19                  80,381         80,707
        Series 23 Class E, 9.400%, 8/15/19                  548,697        566,458
        Series 30 Class C, 9.500%, 5/15/18                  731,331        747,009
        Series 32 Class B, 9.500%, 8/15/19                2,718,733      2,773,404
        Series 38 Class C, 9.500%, 1/15/19                  397,968        408,490
        Series 39 Class E, 10.000%, 10/15/19                876,507        898,953
        Series 41 Class I, HB, 84.000%, 5/15/20             105,777        248,577
        Series 47 Class F, 10.000%, 6/15/20                 500,000        559,415
        Series 51 Class D, 10.000%, 5/15/19                 525,068        528,013
        Series 56 Class E, 9.600%, 5/15/20                2,599,353      2,593,528
        Series 63 Class F, 9.350%, 10/15/19                 315,973        320,447
        Series 82 Class D, 8.900%, 10/15/20                 700,000        712,683
        Series 99 Class Z, 9.500%, 1/15/21                2,181,715      2,347,545
        Series 115 Class G, 9.000%, 3/15/18                 684,605        683,762
        Series 129 Class E, 8.850%, 6/15/09               2,700,000      2,750,248
        Series 191 Class D, 9.000%, 9/15/21                 203,506        203,398
        Series 204 Class E, HB, IF, 5/15/23                   7,008        154,175
        Series 1022 Class G, 8.000%, 2/15/19                654,626        657,826
        Series 1072 Class A, HB, 1008.500%, 5/15/06          23,438        463,139
        Series 1079 Class S, IF, 5/15/21                    999,510      1,126,317
        Series 1084 Class F, AR, 5/15/21                    500,000        509,979
        Series 1084 Class S, IF, 5/15/21                    350,000        455,000
        Series 1098 Class M, HB, 10.080%, 6/15/06             3,474         72,602
        Series 1144 Class KB, 8.500%, 9/15/21             2,000,000      2,117,078
        Series 1172 Class L, HB, 1167.776%, 11/15/21         18,197        527,720
        Series 1196 Class B, HB, IF, 1/15/22                 61,111        611,721
        Series 1295 Class JB, 4.500%, 3/15/07             1,500,000      1,358,503
        Series 1298 Class L, HB, 981.86%, 6/15/07             6,000        219,000
        Series 1329 Class S, IO, IF, 8/15/99              4,297,785        231,006
        Series 1360 Class PK, 10.000%, 12/15/20           2,000,000      2,295,898
        Series 1378 Class H, 10.000%, 1/15/21             1,500,000      1,728,119
        Series 1418 Class B, 6.500%, 11/15/19             1,250,000      1,251,701
        Series 1456 Class G, 6.500%, 12/15/18             3,000,000      3,003,147
        Series 1465 Class SA, IO, IF, 2/15/08            26,873,569      1,326,748
        Series 1489 Class L, 5.500%, 4/15/08              1,744,840      1,702,351
        Series 1506 Class F, AR, 5/15/08                  1,088,476      1,093,918
        Series 1506 Class SD, IO, IF, 5/15/08            15,122,475        699,414
        Series 1506 Class S, IF, 5/15/08                    388,742        353,755
        Series 1508 Class KB, IF, 5/15/23                 4,613,657        296,981
        Series 1531 Class K, 6.000%, 4/15/08              1,040,448      1,009,212
        Series 1583 Class NS, IF, 9/15/23                   982,727        727,218
        Series 1585 Class NB, IF, 9/15/23                 2,513,255      2,035,737
        Series 1586 Class A, 6.000%, 9/15/08              1,377,285      1,325,208
        Series 1595 Class S, IO, IF, 10/15/13            20,963,156        851,523
        Series 1628 Class S, IF, 12/15/23                 2,500,000      1,575,000
        Series 1640 Class A, 5.500%, 10/15/07             1,992,442      1,940,477
        Series 1655 Class F, AR, 12/15/08                   970,128        962,852
        Series 1655 Class SA, IF, 12/15/08                  223,945        166,978
        Series 1689 Class SD, IF, 10/15/23                1,500,000      1,335,000
        Series 1694 Class SE, IF, 5/15/23                 1,086,730        988,924
        Series 1706 Class LA, 7.000%, 3/15/24             3,400,068      3,331,213
        Series 1757-A Class A, 9.500%, 5/15/23            2,649,144      2,818,027
        Series 1796-A, Class S, IF, 2/15/09               1,391,843      1,050,841
        GNMA Series 29 Class SD, IO, IF, 4/25/24         14,249,782        356,245
    Federal National Mortgage Assn. Mortgage Backed
      Securities Stripped Trust:
        46, Class 1, 7.000%, 12/25/03                       290,697        292,877
        50, Class 2, IO, 10.500%, 3/25/19                   286,367         74,278
    Federal National Mortgage Assn. Pass Thru
     Securities
      Gtd. Remic Trust:
        1988 Class 7-Z, 9.250%, 4/25/18                     823,889        878,726
        1988 Class 17-B, 9.400%, 10/25/17                   128,067        132,130
        1989 Class 26-D, 10.000%, 5/25/04                 1,000,000      1,057,759
        1989 Class 27-D, 10.000%, 1/25/16                 1,510,067      1,556,259
        1989 Class 34-D, 9.850%, 7/25/13                    750,247        760,142
        1989 Class 70-G, 8.000%, 10/25/19                 2,000,000      2,122,378
        1989 Class 73-C, PO, 10/25/19                       275,805        215,472
        1989 Class 78-H, 9.400%, 11/25/19                 1,750,000      1,950,233
        1990 Class 1-D, 8.800%, 1/25/20                     950,000      1,009,431
        1990 Class 60-K, 5.500%, 6/25/20                  1,250,000      1,189,449
        1990 Class 63-H, 9.500%, 6/25/20                    755,000        841,658
        1990 Class 93-G, 5.500%, 8/25/20                  1,250,000      1,189,724
        1990 Class 94-H, HB, 505.000%, 8/25/20               21,561        312,639
        1990 Class 95-J, HB, 1118.040%, 8/25/20              10,222        327,119
        1990 Class 102-J, 6.500%, 8/25/20                 4,600,000      4,588,817
        1990 Class 106-H, 8.500%, 1/25/19                   879,775        881,341
        1990 Class 134-SC, IF, 11/25/20                     719,616        787,979
        1990 Class 140-K, HB, 652.145%, 12/25/20             21,687        397,964
        1991 Class 4-N, HB, 758.750%, 1/25/06                 3,966         57,503
        1991 Class 7-K, HB, 908.500%, 2/25/21                 2,002         43,052
        1991 Class 20-M, HB, 908.750%, 3/25/06                2,044         33,936
        1991 Class 33-J, HB, 1008.250%, 4/25/06               4,803         96,448
        1991 Class 55-G, HB, 1148.550%, 2/25/05               4,442         17,769
        1991 Class 161-H, 7.500%, 2/25/21                   780,627        794,256
        1992 Class 13-S, HB, IF, 1/25/99                     10,539         77,988
        1992 Class 137-BA, 3.500%, 1/25/17                1,969,426      1,896,831
        1992 Class 199-S, IO, IF, 11/25/99                9,074,832        402,650
        1992 Class 204-B, 6.000%, 10/25/20                2,000,000      1,935,078
        1993 Class 8-SB, IO, IF, 8/25/06                 15,386,138        701,916
        1993 Class 12-S, IO, IF, 2/25/23                  4,781,380        304,813
        1993 Class 12-SB, HB, IF, 2/25/23                    52,736        487,806
        1993 Class 19-G, 5.000%, 5/25/19                  3,530,000      3,347,778
        1993 Class 38-S, IO, IF, 11/25/22                31,190,042        857,726
        1993 Class 58-J, 5.50%, 4/25/23                   1,549,351      1,447,884
        1993 Class 94-K, 6.750%, 5/25/23                    866,124        847,649
        1993 Class 110-SC, IO, IF, 7/25/23                4,235,993        177,361
        1993 Class 113-S, IO, IF, 7/25/23                 7,935,546        456,294
        1993 Class 139-SG, IF, 8/25/23                    2,597,473      2,013,847
        1993 Class 152-D, PO, 8/25/23                       700,000        549,500
        1993 Class 155-LA, 6.500%, 5/25/23                1,735,889      1,712,488
        1993 Class 155-SB, IO, IF, 9/25/23                7,696,354        418,451
        1993 Class 156-SD, IF, 10/25/19                   1,000,000        720,000
        1993 Class 167-S, IF, 9/25/23                     2,138,284      1,582,330
        1993 Class 190-SE, IF, 10/25/08                   1,495,403      1,162,197
        1993 Class 207-SC, IF, 11/25/23                   2,366,706      1,727,695
        1993 Class 209-KB, 5.659%, 8/25/08                2,804,924      2,677,045
        1993 Class 214-L, 6.000%, 12/25/08                1,677,520      1,658,009
        1993 Class 220-SD, IF, 11/25/13                   1,242,669        965,777
        1993 Class 223-FB, AR, 12/25/23                     721,333        710,513
        1993 Class 223-SB, IF, 12/25/23                     651,339        521,071
        1993 Class X225-C VO, IF, 12/25/22                2,000,000      1,820,000
        1994 Class 8-G, PO, 11/25/23                      1,730,627      1,254,705
        1994 Class 19-C, 5.000%, 1/25/24                  2,082,214      1,924,984
        1994 Class 26-G, PO, 2/25/24                      2,199,391      1,407,610
        1994 Class 30-LA, 6.500%, 2/25/09                 2,123,344      2,097,416
        1994 Class 36-SE, IF, 11/25/23                    1,198,454        958,764
        1994 Class 36-SG, IO, IF, 8/25/23                 3,480,275        181,601
        1994 Class 39-F, AR, 3/25/24                      1,019,837      1,012,820
        1994 Class 39-S, IF, 3/25/24                        392,245        348,361
        1994 Class 53-CA, PO, 11/25/23                    3,352,442      2,321,566
        1994 Class 59-PK, 6.000%, 3/25/24                 2,826,135      2,747,424
        1994 Class 82-SA, IO, IF, 5/25/23                20,541,515        551,951
        1995 Class 13-B, 6.500%, 3/25/09                  2,497,397      2,441,980
        1995 Class X-G1C C, 1/25/25                       1,000,000      1,096,116
        1992-G Class 27-SQ, HB, IF, 5/25/22                   3,907        563,973
        1992-G Class 42-Z, 7.000%, 7/25/22                  630,973        621,441
        1993-G Class 8-PG, 6.500%, 7/25/18                1,000,000        997,249
        1993-G Class 13-G, 6.000%, 6/25/20                1,000,000        981,369
        1993-G Class 19-K, 6.500%, 6/25/19                1,613,728      1,585,647
        1993-G Class 27-SE, IF, 8/25/23                   1,535,674        986,671
        1994-G Class 13-ZB, 7.000%, 11/17/24              2,359,038      2,258,069
    Federal National Mortgage Assn. Pass Thru Pool:
      #111366, AR, 8/01/19                                  517,219        534,649
      #116612, AR, 3/01/19                                1,643,700      1,700,782
      #160330, 6.345%, 3/1/99                             2,391,210      2,433,057
      #303306, 12.500%, 1/1/16                            1,440,515      1,660,552
    Government National Mortgage Assn. Pass Thru
     Pool:
      #297628, 8.000%, 9/15/22                            2,285,609      2,387,705
      #313110, 7.500%, 11/15/22                           1,922,535      1,981,613
                                                                      ------------
  (Cost $149,905,032)                                                  154,886,744
                                                                      ------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS                           343,745,663
                                                                      ------------
  (Cost $335,485,157)

CORPORATE BONDS AND NOTES -- 9.24%
  Finance -- 8.45%
    American Express Co., 11.625%, 12/12/00               1,250,000      1,395,313
    American Express Credit Corp., 8.500%, 6/15/99          300,000        325,020
    Associates Corp. of North America:
      9.125%, 4/1/00                                      1,675,000      1,890,521
      8.150%, 8/1/09                                      3,625,000      4,132,427
    Bear Stearns Secured Investments, Inc. CMO,
      Series 88-7B, 9.250%, 12/1/18                         576,823        574,723
    Case Equipment Loan Trust Asset Backed Ctf.
      1994 Series A, Class A2, 4.650%, 8/15/99            1,398,171      1,389,794
      1994 Series C, Class A2, 8.100%, 6/15/01            2,000,000      2,089,818
    Chase Manhattan Grantor Trust Automobile Loan
      Pass Thru Ctfs. Series 1995-B, Class A,
      5.900%, 11/15/01                                    1,450,355      1,459,665
    Collaterized Mortgage Obligation Trust CMO:
      Series 10, Class Z, 8.950%, 12/1/16                 4,950,742      5,033,167
      Series 12, Class D, 9.500%, 2/1/17                    444,966        476,759
      Series 16 Class Q, 14.750%, 3/20/18                   277,484        294,133
    Collaterized Mortgage Securities Corp. CMO:
      Series 88-2 Class B, 8.800%, 4/20/19                  585,723        617,454
    General Motors Acceptance Corp. Medium Term Note,
      7.550%, 1/14/97                                     4,735,000      4,829,937
    Goldman Sachs Trust 7-C CMO, Series 7, Class C-2,
      9.100%, 4/27/17                                        16,195         16,184
    Merrill Lynch Trust 43-E CMO, Series 43, Class E,
      6.500%, 8/27/15                                     1,500,000      1,492,483
    Morgan Stanley Mortgage Trust, CMO:
      Series 35-2, HB, IF, 4/20/21                            3,999        579,806
      Series 37-2, HB, IF, 7/20/21                            4,065        528,466
      Series 39-3, PO, 12/20/21                             777,102        634,550
    Rural Housing Trust 1987-1, Senior Mortgage
      Pass-Thru Ctf.,
      Sub Class 3-B, 7.330%, 4/1/26                         536,660        548,364
    Standard Credit Card Master Trust Asset Backed
     Ctf.
      Series 1995-5, Class A, IF, 5/8/00                    200,000        200,062
      Series 1995-10, Class A, 5.900%, 2/7/01             2,520,000      2,547,339
    Toyota Auto Receivable Grantor Trust Asset Backed
     Ctf.
      Series 1995-A, Class A, 5.850%, 3/15/01             1,311,436      1,317,887
    World Omni Automobile Lse Sec Trust Asset Backed
     Ctf.
      Series 1995-A, Class A, 6.050%, 11/25/01            1,500,000      1,513,619
                                                                      ------------
  (Cost $33,041,515)                                                    33,887,491
                                                                      ------------
  Industrial -- 0.79%
    Boeing Co., 8.375%, 3/1/96                            3,020,000      3,034,257
    Dominos Pizza Funding Corp., Series A, Adjustable
      Rate, 4/1/96                                          145,000        146,492
                                                                      ------------
  (Cost $3,183,157)                                                      3,180,749
                                                                      ------------
TOTAL CORPORATE BONDS AND NOTES                                         37,068,240
                                                                      ------------
  (Cost $36,224,672)

FOREIGN -- 1.73%
  African Development Bank Note, 9.300%, 7/1/00             983,000      1,116,059
  Metropolis of Tokyo, 8.700%, 10/5/99                    1,500,000      1,655,746
  National Australia Bank Ltd., 9.700%, 10/15/98            400,000        439,568
  Province of Ontario Eurobond, 7.000%, 1/27/99           3,600,000      3,735,000
                                                                      ------------
  (Cost $6,758,488)                                                      6,946,373
                                                                      ------------
TOTAL INVESTMENTS                                                     $401,008,361
                                                                      ============
  (Cost $391,716,402)


                               THE WOODWARD FUNDS
                             INTERMEDIATE BOND FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1995

                       Notes to Portfolio of Investments

(a) The Funds invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders which are collateralized by a pool of mortgages held under an indenture. Descriptions of certain collateralized mortgage obligations are as follows:

    Adjustable Rate (AR)

    Inverse Floaters (IF) represent securities that pay interest at a rate that increases (decreases) with a decline (increase) in a specified index.

    Interest Only (IO) represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayments or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

    High Coupon Bonds (HB) (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IO securities. Unlike IO's, the owner also has a right to receive a very small portion of principal. The high interest rate results from taking interest payments from other classes in the REMIC Trust and allocating them to the small principal of the HB class.

    Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

(b) Based upon estimated future cash flows, income is currently not being recognized on certain IO, HB, and CMO securities with an aggregate market value of $1,408,358. The book cost of certain IO and HB securities includes a write down in the amount of $2,639,653 taken during 1993 to properly state the net realizable value of the securities. The write down results in a lower cost of investments than the tax cost disclosed in Note 4 in Notes to Financial Statements.

                               THE WOODWARD FUNDS
                                SHORT BOND FUND
                            PORTFOLIO OF INVESTMENTS
                               December 31, 1995

                     Description                        Face Amount   Market Value
                     -----------                        -----------   ------------
TEMPORARY CASH INVESTMENT -- 0.16%
  Salomon Brothers, Revolving Repurchase Agreement,
    5.93%, 1/2/96 (secured by various U.S. Treasury
    Strips with maturities ranging from 2/15/96
    through 11/15/05, and U.S. Treasury Notes,
    5.500%, 11/15/98, all held at Chemical Bank)         $  262,082   $    262,082
                                                                      ------------
  (Cost $262,082)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 87.11%
  U.S. Treasury Securities -- 71.75%
    Strips from U.S. Treasury Note Principal due:
        5/15/96                                             380,000        372,997
        8/15/98                                             500,000        436,475
    U.S. Treasury Notes:
        5.875%, 5/31/96                                   1,430,000      1,433,575
        7.625%, 5/31/96                                   3,200,000      3,229,984
        7.875%, 7/15/96                                   1,500,000      1,520,160
        6.125%, 7/31/96                                   4,000,000      4,019,360
        8.000%, 10/15/96                                  1,000,000      1,020,620
        7.500%, 1/31/97                                   1,945,000      1,990,883
        6.625%, 3/31/97                                     500,000        508,280
        8.500%, 4/15/97                                   2,750,000      2,860,440
        6.500%, 5/15/97                                  10,500,000     10,675,560
        8.500%, 5/15/97                                     500,000        521,405
        6.750%, 5/31/97                                     600,000        612,372
        6.125%, 5/31/97                                  25,490,000     25,816,552
        8.500%, 7/15/97                                     250,000        262,070
        8.750%, 10/15/97                                    490,000        519,322
        8.875%, 11/15/97                                  4,000,000      4,257,480
        5.750%, 10/31/97                                    250,000        252,422
        7.875%, 1/15/98                                  11,265,000     11,837,037
        5.625%, 1/31/98                                   1,450,000      1,462,006
        7.875%, 4/15/98                                   3,200,000      3,379,008
        5.125%, 4/30/98                                   1,000,000        997,970
        9.000%, 5/15/98                                   4,500,000      4,874,062
        5.375%, 5/31/98                                   1,100,000      1,103,608
        5.125%, 6/30/98                                   4,500,000      4,490,865
        5.250%, 7/31/98                                   3,000,000      3,000,930
        5.125%, 11/30/98                                  5,000,000      4,983,600
        5.125%, 12/31/98                                    500,000        498,280
        5.875%, 3/31/99                                   1,000,000      1,017,810
        7.000%, 4/15/99                                   1,000,000      1,051,250
        6.500%, 4/30/99                                   3,000,000      3,109,680
        6.750%, 5/31/99                                   2,200,000      2,298,309
        6.750%, 6/30/99                                     990,000      1,035,164
        6.375%, 7/15/99                                   1,700,000      1,761,353
        6.875%, 8/31/99                                   1,000,000      1,050,940
        7.125%, 9/30/99                                   1,000,000      1,060,000
        7.500%, 10/31/99                                  1,500,000      1,610,385
        7.750%, 11/30/99                                  2,250,000      2,438,078
        7.750%, 12/31/99                                  1,000,000      1,085,936
        7.750%, 1/31/00                                   1,300,000      1,412,937
                                                                      ------------
  (Cost $114,151,228)                                                  115,869,165
                                                                      ------------
  Agency Obligations -- 15.36%
    Federal Home Loan Bank Consolidated Bond:
        4.265%, 3/12/96                                     500,000        499,050
        4.410%, 7/8/96                                      665,000        661,350
        4.410%, 8/26/96                                   1,000,000        994,950
        4.750%, 1/13/97                                   1,500,000      1,492,600
        4.920%, 2/24/97                                   1,000,000        996,180
    Federal Home Loan Mortgage Corp. Gtd. Multi-Class
      Mortgage Participation Ctfs.:
        Series 2 Class Z, 9.300%, 3/15/19                 1,418,594      1,515,951
        Series 10 Class D, 10.000%, 7/15/18                 285,434        292,946
        Series 11 Class C, 9.500%, 4/15/19                  266,023        277,662
        Series 81 Class A, 8.125%, 11/15/20                 450,236        461,492
        Series 85 Class C, 8.600%, 1/15/21                1,000,000      1,056,045
        Series 99 Class Z, 9.500%, 1/15/21                1,090,858      1,173,773
        Series 192 Class H, 9.000%, 7/15/21                 521,411        535,744
        Series 1045 Class G, HB, 1066.2085%, 2/15/21          2,536         67,572
        Series 1096 Class D, 7.000%, 6/15/20              1,344,241      1,350,867
        Series 1238 Class E, 6.500%, 2/15/04                329,352        329,282
        Series 1477 Class F, 6.650%, 5/15/18                300,000        305,973
        Series 1559 Class VF, 6.250%, 2/15/20               500,000        502,214
        Series 1578 Class C, 5.500%, 11/15/12             1,000,000        998,689
        Series 1603 Class F, 5.750%, 4/15/21                500,000        489,739
        Series 1623 Class PC, 5.000%, 11/15/07              300,000        297,525
    Federal National Mortgage Assn. Medium Term Note,
      4.920%, 9/28/98                                       220,000        215,181
    Federal National Mortgage Assn. Mortgage Backed
     Securities
      Stripped Trust 268, Class 2, IO, 9.000%,
       12/25/21                                             282,888         69,485
    Federal National Mortgage Assn. Pass Thru
Securities:
      Pool #070226, AR, 1/1/19                              362,325        362,778
      Pool #111366, AR, 8/1/19                              417,754        431,832
      Pool #116612, AR, 3/1/19                              918,538        950,437
    Federal National Mortgage Assn. Pass Thru
      Securities
      Gtd. Remic Trust:
        1988 Class 7-Z, 9.250%, 4/25/18                     895,532        955,137
        1988 Class 15-A, 9.000%, 6/25/18                    188,049        198,405
        1988 Class 16-B, 9.500%, 6/25/18                  1,124,388      1,212,273
        1988 Class 17-B, 9.400%, 10/25/17                    64,034         66,065
        1988 Class 19-H, 9.500%, 7/25/17                    267,638        269,709
        1989 Class 27-D, 10.000%, 1/25/16                   206,859        213,186
        1989 Class 31-D, 9.150%, 8/25/18                    358,340        367,269
        1989 Class 73-C, PO, 10/25/19                       212,157        165,748
        1990 Class 77-C, 9.000%, 7/25/19                    387,757        404,463
        1990 Class 94-C, 8.000%, 1/25/19                    183,675        186,015
        1991 Class 16-G, 8.000%, 3/25/04                  1,050,000      1,066,830
        1991 Class 41-O, 9.000%, 8/25/06                    375,000        392,591
        1992 Class 13-S, HB, IF, 1/25/99                      4,479         33,146
        1992 Class 137-BA, 3.500%, 1/25/17                  328,238        316,139
        1993 Class 35-C, 5.500%, 10/25/01                   200,000        199,310
        1993 Class 85-PD, 5.500%, 7/25/03                   300,000        299,181
        1993 Class 107-D, 6.500%, 12/25/06                  400,000        409,600
        1994-G Class 7-PB, 6.000%, 4/17/08                1,000,000      1,002,659
        1994-G Class 8-B, 6.650%, 8/17/07                   700,000        707,000
                                                                      ------------
  (Cost $24,493,755)                                                    24,794,043
                                                                      ------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS                           140,663,208
                                                                      ------------
  (Cost $138,644,983)

CORPORATE BONDS AND NOTES -- 12.73%
  Finance -- 10.62%
    American Southwest Financial Corp. CMO, Series
     67-D,
      9.450%, 3/1/15                                        464,754        467,208
    Associates Corp. of North America:
      8.800%, 3/1/96                                        405,000        407,048
      9.700%, 5/1/97                                        765,000        805,392
      6.800%, 12/15/97                                      800,000        819,067
      8.500%, 1/10/00                                       500,000        547,895
      7.550%, 8/23/01                                       250,000        268,825
    Associates Corp. of North America Medium Term
     Note
      Tranche #SR 00455, 7.480%, 7/27/02                    300,000        322,988
    Bear Stearns Secured Investments, Inc. CMO,
      Series 88-7B, 9.250%, 12/1/18                         288,412        287,361
    Beneficial Finance Corp. Medium Term Note:
      Tranche #00107, 9.250%, 10/15/96                    1,150,000      1,182,456
      Tranche #00490, 7.200%, 2/21/97                       400,000        407,515
      Tranche #00659, 7.340%, 11/26/99                      200,000        210,421
    CFC-7 Grantor Trust Asset Backed Ctf., 8.650%,
      10/15/96                                              262,064        262,983
    Chemical Bank Grantor Trust 1989-B Participation
      Marine Contracts, Class 1, 8.900%, 12/15/96           212,785        218,927
    Citicorp Mortgage Securities, Inc. Remic Pass
      Thru Ctf.,
      Series 89-16, Class A-1, AR, 4/1/19                   336,678        336,678
    Collaterized Mortgage Obligation Trust CMO:
      Series 12, Class D, 9.500%, 2/1/17                    222,483        238,379
    Collaterized Mortgage Securities Corp. CMO:
      Series 88-16, Class B, 9.100%, 2/27/18                 44,941         44,948
    Ford Credit Grantor Trust Asset Backed Ctf.
      Series 1994-B, Class A, 7.300%, 10/15/99              242,975        248,028
    Ford Motor Credit Co.:
      8.625%, 4/15/96                                       475,000        479,028
      9.500%, 4/15/00                                       590,000        669,731
    Ford Motor Credit Co. Euro Dollar Debenture,
      9.625%, 2/27/96                                       500,000        502,735
    Ford Motor Credit Co. Medium Term Note:
      9.750%, 5/6/96                                      1,005,000      1,019,900
      9.000%, 7/26/96                                       500,000        509,726
      Tranche #TR 00493, 6.450%, 7/21/97                    300,000        304,111
      Tranche #00281, 7.470%, 7/29/99                     1,000,000      1,054,275
      Tranche #00442, 7.590%, 4/6/00                        300,000        319,328
    General Electric Capital Corp., 8.750%, 11/26/96        500,000        514,477
    General Electric Capital Corp. Medium Term Note
      Tranche #TR 00624, 7.665%, 2/3/97                     500,000        512,393
    General Motors Acceptance Corp. Medium Term Note
      Tranche #00162, 7.750%, 2/20/97                       250,000        255,992
    Goldman Sachs CMO:
      Trust 4, Series C-3, 9.450%, 10/27/03                 269,782        271,120
      Trust 7, Class 2-C, 9.100%, 4/27/17                     7,393          7,388
    Lomas Mortgage Funding Corp. II, CMO, Series
     88-1A,
      9.000%, 9/20/15                                        62,912         63,463
    MBNA Master Credit Card Trust Asset Backed Ctf.:
      Trust 91-1, Series 1991-1A, 7.750%, 10/15/98        1,000,000      1,017,229
      Trust 92-1, Series 1992-1A, 7.250%, 6/15/99           750,000        768,682
    Morgan Stanley Mortgage Trust, CMO, Series 38-4,
      PO, 11/20/21                                           71,667         56,258
    Ryland Acceptance Corp. Four, CMO, Series 78,
      Class 78-B, 9.550%, 3/1/16                            653,661        675,166
    Shearson Lehman, Inc. CMO, Mortgage Backed
      Sequential Pay Bond, Series U, Sequence U-1,
      8.750%, 8/27/17                                        30,833         31,141
    Western Financial Grantor Trust Auto Receivable P/T Ctf:
      1993-4, Class A1, 4.600%, 4/1/99                      614,418        609,109
      1994-3, Class A, 6.650%, 12/1/99                      423,509        430,607
                                                                      ------------
  (Cost $18,335,649)                                                    18,581,444
                                                                      ------------

  Industrial -- 2.11%
    Coca-Cola Co., 7.750%, 2/15/96                          290,000        290,799
    Ford Holdings Inc.:
      9.250%, 3/1/00                                        468,000        525,722
      9.250%, 7/15/97                                       861,000        907,744
    General Electric Co., 7.875%, 5/1/96                    488,000        491,940
        Pepsico, Inc.:
      7.875%, 8/15/96                                      445,000         451,858
      7.000%, 11/15/96                                     182,000         184,628
    Waste Management Inc., 7.875%, 8/15/96                 550,000         558,133
                                                                      ------------
  (Cost $1,957,205)                                                      1,977,358
                                                                      ------------
TOTAL CORPORATE BONDS AND NOTES                                         20,558,802
                                                                      ------------
  (Cost $20,292,854)
TOTAL INVESTMENTS                                                     $161,484,092
                                                                      ============
  (Cost $159,199,919)


                              THE WOODWARD FUNDS
                                SHORT BOND FUND
                     PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1995

                       Notes to Portfolio of Investments

    The Funds invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders which are collateralized by a pool of mortgages held under an indenture. Descriptions of certain collateralized mortgage obligations are as follows:

    Adjustable Rate (AR)

    Inverse Floaters (IF) represent securities that pay interest at a rate that increases (decreases) with a decline (increase) in a specified index.

    Interest Only (IO) represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayments or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

    High Coupon Bonds (HB) (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IO securities. Unlike IO's, the owner also has a right to receive a very small portion of principal. The high interest rate results from taking interest payments from other classes in the REMIC Trust and allocating them to the small principal of the HB class.

    Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

                               THE WOODWARD FUNDS
                          WOODWARD MUNICIPAL BOND FUND
                            PORTFOLIO OF INVESTMENTS
                               December 31, 1995

                     Description                        Face Amount   Market Value
                     -----------                        -----------   ------------
MUNICIPAL BONDS -- 99.94%
  Alaska -- 3.33%
  Fairbanks North Star Borough Series S (MBIA
    Insured), 5.45%, 3/1/06                             $2,500,000     $ 2,602,825
  Arizona -- 2.19%
  Phoenix General Obligation Refunding Series A,
    5.00%, 7/1/03                                        1,000,000       1,036,700
  Salt River Project Agricultural Improvement Power
    District Revenue, Electric System Series D,
    6.00%, 1/1/08                                          625,000         680,319
                                                                       -----------
                                                                         1,717,019
                                                                       -----------
  California -- 1.34%
  Los Angeles Waste Water System Revenue Series D
    (MBIA Insured) 6.25%, 12/1/15                        1,000,000       1,052,030
                                                                       -----------
  Florida -- 5.17%
  Florida State Board of Education Capital Outlay
    Public Education Series C, 5.10%, 6/1/09             1,650,000       1,656,765
  Florida State Pollution Control Series Y, 6.40%,
    7/1/08                                               1,400,000       1,527,624
  Gainesville Utilities System Revenue Series B,
    5.50%, 10/1/13                                         850,000         860,804
                                                                       -----------
                                                                         4,045,193
                                                                       -----------
  Georgia -- 0.86%
  Georgia State Housing and Finance Authorit Revenue
    Series B, 6.10%, 12/1/12                               650,000         669,922
  Illinois -- 14.15%
  Chicago Metropolitan Water Capital Improvement,
    5.50%, 12/1/12                                       1,000,000       1,046,100
  Chicago School Finance Authority (FGIC Insured)
    Series A, 5.20%, 6/1/06                              1,000,000       1,020,120
  DuPage Co. Forest Preservation District, 6.00%,
    11/1/03                                              1,750,000       1,910,790
  Evanston General Obligation Unlimited Tax, 6.10%,
    12/1/09                                              1,000,000       1,082,480
  Illinois Dedicated Tax Revenue (AMBAC Insured)
    Civic Center, 6.25%, 12/15/11                          250,000         280,255
  Illinois Health Facilities Authority Revenue
    Northwestern Memorial Hospital Series A, 5.60%,
    8/15/06                                              1,000,000       1,056,800
  Illinois Housing Development, Series A, 5.95%,
    7/1/21                                               2,000,000       2,013,240
  Illinois State Toll Highway Authority Revenue,
    Series A, Variable Rate, 1/1/10                      2,666,000       2,666,000
                                                                       -----------
                                                                        11,075,785
                                                                       -----------
  Indiana -- 9.53%
  Ball State University Revenue (FGIC Insured)
    Student Fee Series G, 6.125%, 7/1/09                   400,000         427,724
  Fort Wayne Sewer Works Improvement Revenue Indiana
    (FGIC Insured), 5.75%, 8/1/10                        1,100,000       1,131,482
  Indiana State Vocational Technology Revenue Series
    D, 5.90%, 7/1/06                                     1,000,000       1,077,090
  Indiana Transportation Finance Authority, Series A
    6.25%, 11/1/16                                       1,500,000       1,551,255
  North Adams Community Schools Participation Ctfs.,
    5.75%, 7/15/12                                       1,000,000       1,031,960
  Perry Township Multi School Corporation Revenue,
    5.20%, 1/15/11                                       1,200,000       1,176,672
  St. Joseph Co. Hospital Authority Facilities
    Revenue (MBIA Insured), Memorial Hospital South
    Bend Project, 6.25%, 8/15/12                         1,000,000       1,064,990
                                                                       -----------
                                                                         7,461,173
                                                                       -----------
  Kentucky -- 1.60%
  Kentucky State Turnpike Authority Economic
    Development Revenue (AMBAC Insured) Refunding,
    5.50%, 7/1/06                                        1,175,000       1,250,223
                                                                       -----------
  Maryland -- 1.31%
  Maryland State Community Development Administration
    Dept. Housing & Community Development, First
    Series, 5.80%, 4/1/07                                1,000,000       1,026,520
                                                                       -----------

  Massachusetts -- 3.68%
  Massachusetts General Obligation Series A, 5.25%,
    2/1/08                                                 500,000         503,930
  Massachusetts State Finance Agency, Series F 6.00%,
    1/1/15                                               2,265,000       2,377,781
                                                                       -----------
                                                                         2,881,711
                                                                       -----------
  Michigan -- 8.66%
  Grand Rapids Water Supply System Revenue (FGIC
    Insured), 6.30%, 1/1/04                                250,000         272,323
  Michigan State Building Authority Revenue Series I,
    6.40%, 10/1/04                                          600,000        659,724
  Michigan State Housing Development Authority
    Revenue Series C, 6.375%, 12/1/11                     1,450,000      1,514,293
  Michigan State Trunk Line Revenue Series B-2,
    5.75%, 10/1/12                                          500,000        510,315
  Rochester Community School District School Building
    & Site Unlimited Tax, 6.50%, 5/1/06                     250,000        278,455
  Royal Oak Hospital Finance Authority Revenue,
    William Beaumont Hospital:
      Series C, 7.20%, 1/1/05                               250,000        276,582
      Series G, 5.60%, 11/15/11                             850,000        860,225
  Saranac Community School District, 6.00%, 5/1/13          250,000        263,870
  Wyandotte Electric Revenue, 6.25%, 10/1/17              2,000,000      2,140,200
                                                                       -----------
                                                                         6,775,987
                                                                       -----------
  Missouri -- 2.48%
  Kansas City School District Building Revenue
    Elementary School Project Series D, 5.10%, 2/1/07     1,905,000      1,937,995
                                                                       -----------
  Nevada -- 1.54%
  Nevada General Obligation Series B Prison Board
    Limited Tax, 6.30%, 4/1/05                            1,100,000      1,201,310
                                                                       -----------
  Gloucester Co. Improvement Authority Gtd. Revenue,
    Solid Waste Landfill Project Series AA, 6.20%,
    9/1/07                                                  400,000        428,084
  Monmouth Co. General Obligation Utility Unlimited
    Tax, 7.00%, 8/1/08                                      250,000        282,723
                                                                       -----------
                                                                           710,807
                                                                       -----------
  New York -- 2.27%
  New York State Thruway Authority Highway Revenue
    Series B, 5.125%, 4/1/15                              1,500,000      1,482,705
  Tri-Borough Bridge & Tunnel Authority Revenue
    General Purpose Series X, 6.625%, 1/1/12                250,000        290,767
                                                                       -----------
                                                                         1,773,472
                                                                       -----------
  North Carolina -- 5.37%
  Charlotte North Carolina General Obligation
    Series A, 5.50%, 7/1/07                               1,000,000      1,057,440
  Mecklenberg County General Obligation Unlimited
    Tax, 5.50%, 4/1/12                                    2,000,000      2,096,180
  North Carolina Municipal Power Agency Catawba
    Electric Revenue, 6.00%, 1/1/05                       1,000,000      1,049,610
                                                                       -----------
                                                                         4,203,230
                                                                       -----------
  Ohio -- 6.66%
  Franklin Co. Hospital Revenue, Children's Hospital
    Series A, 6.50%, 5/1/07                                 950,000      1,035,329
  Ohio State Building Authority Revenue, State
    Facilities Adult Correctional Building Fund
    Series A, 6.125%, 10/1/09                               250,000        269,080
  Ohio State Water Development Authority Revenue
    (MBIA Insured), 5.75%, 12/1/05                        1,000,000      1,072,750
  Ohio General Obligation State of Public & Sewer
    Imports Unlimited Tax, 6.00%, 8/1/07                  1,000,000      1,103,350
  Ohio Housing Financial Agency Mortgage Revenue
    Residential GNMA Series A-1, 6.20%, 9/1/14            1,670,000      1,732,542
                                                                       -----------
                                                                         5,213,051
                                                                       -----------
  South Dakota -- 3.09%
  South Dakota Housing Development Authority Revenue
    Series C, 6.25%, 5/1/15                               1,000,000      1,024,390
  South Dakota State Building Authority Lease Revenue
    (AMBAC Insured), 6.625%, 9/1/12                       1,200,000      1,390,464
                                                                       -----------
                                                                         2,414,854
                                                                       -----------
  Tennessee -- 1.31%
  Metropolitan Government Nashville/Davis County
    Revenue, 7.00%, 1/1/14                                1,000,000      1,022,250
                                                                       -----------
  Texas -- 6.68%
  Austin Utilities System Revenue (AMBAC Insured),
    6.50%, 5/15/11                                          250,000        273,917
  El Paso General Obligation Unlimited Tax, 5.00%,
    8/15/09                                                 500,000        498,505
  Harris Co. Flood Control District Refunding General
    Obligation, 6.25%, 10/1/05                              250,000        269,060
  Houston General Obligation Series C, 6.00%, 3/1/05        400,000        427,328
  Round Rock General Obligation (AMBAC Insured)
    Unlimited Tax, 5.30%, 8/15/05                           500,000        515,450
  San Antonio Water Revenue (MBIA Insured), 6.50%,
    5/15/10                                                 250,000        275,483
  Tarrant Co. Water Control & Improvement District #1
    Revenue Series A, 6.10%, 3/1/05                         400,000        423,912
  Texas General Obligation, 7.70%, 8/1/06                 1,305,000      1,444,257
  Texas General Obligation Refunding Series A
    Unlimited Tax 6.00%, 10/1/05                          1,000,000      1,102,350
                                                                       -----------
                                                                         5,230,262
                                                                       -----------
  Virginia -- 9.29%
  Norfolk Virginia General Obligation 7.00%, 10/1/07      1,500,000      1,643,494
  Virginia State Housing Development Authority
    Revenue, 5.60%, 11/1/10                               1,500,000      1,496,880
  Virginia State Housing Development Commonwealth
    Series H, 6.20%, 1/1/08                               1,000,000      1,035,660
  Virginia State Public School Authority Revenue
    Series A, 6.25%, 1/1/11                                 500,000        524,575
  Virginia State Transportation Board Contract
    Revenue #58 Corridor, 6.00%, 5/15/19                  2,500,000      2,567,650
                                                                       -----------
                                                                         7,268,259
                                                                       -----------
  Washington -- 3.17%
  Kent General Obligation (AMBAC Insured) Unlimited
    Tax, 5.40%, 12/1/06                                   1,300,000      1,360,021
  King Co. General Obligation Series A, 7.00%,
    12/1/07                                                 550,000        617,034
  Seattle General Obligation, 4.90%, 12/1/05                500,000        506,420
                                                                       -----------
                                                                         2,483,475
                                                                       -----------
  Wisconsin -- 5.35%
  Wisconsin Housing and Economic Development
    Authority Revenue Series A, 6.15%, 9/1/17             1,500,000      1,525,305
  Wisconsin Public Power System Revenue (AMBAC
    Insured), Power Supply System Series A:
    5.20%, 7/1/06                                           400,000        410,560
    5.30%, 7/1/08                                           700,000        710,969
  Wisconsin State Health & Educational Facilities
    Authority Revenue, Lutheran Hospital Benevolent
    Development Fund Series A, 5.60%, 2/15/09               450,000        462,920
  Wisconsin State Transportation Revenue Series B,
    5.75%, 7/1/12                                         1,000,000      1,077,410
                                                                       -----------
                                                                         4,187,164
                                                                       -----------
TOTAL MUNICIPAL BONDS                                                   78,204,517
                                                                       -----------
  (Cost $75,702,670)

TEMPORARY CASH INVESTMENT -- 0.06%
  Woodward Tax Exempt Money Market Fund                      48,195         48,195
                                                                       -----------
  (Cost $48,195)
TOTAL INVESTMENTS                                                      $78,252,712
                                                                       ===========
  (Cost $75,750,865)


                               THE WOODWARD FUNDS
                     WOODWARD MICHIGAN MUNICIPAL BOND FUND
                            PORTFOLIO OF INVESTMENTS
                               December 31, 1995

                     Description                        Face Amount   Market Value
                     -----------                        -----------   ------------
MUNICIPAL BONDS -- 98.62%
  Michigan -- 98.62%
    Allegan Public School District General Obligation
      (AMBAC Insured), Unlimited Tax, 5.75%, 5/1/12     $  200,000    $   208,860
    Ann Arbor General Obligation Resource Recovery
      Improvements, Series A, 6.375%, 9/1/10               525,000        560,726
    Dearborn Economic Division Oakwood Obligation
      Group Series, 5.60%, 11/15/08                      1,690,000      1,759,882
    Detroit Sewer Disposal Revenue (FGIC Insured):
      6.00%, 7/1/00                                      1,225,000      1,312,575
      Series A, Sewer Improvement, 5.30%, 7/1/06           455,000        470,443
    East China Township School District School
      Building & Site, Unlimited Tax, 6.00%, 5/1/03        400,000        431,500
    Eastern Michigan University General Obligation
      Revenue (AMBAC Insured), 5.125%, 6/1/11              500,000        495,250
    Eastern Michigan University General Sinking Fund,
      6.375%, 6/1/14                                     1,000,000      1,070,030
    Fenton Area Public Schools, 7.00%, 5/1/04              250,000        275,880
    Ferndale School District, 5.50%, 5/1/11              1,000,000      1,022,880
    Grand Haven Electric Revenue, 5.25%, 7/1/13          1,315,000      1,317,919
    Grand Traverse Co. Hospital Finance Authority
      Revenue (AMBAC Insured), Munson Healthcare
      Series A, 5.90%, 7/1/04                            1,000,000      1,078,450
    Hartland Consolidated School District General
      Obligation (AMBAC Insured), Unlimited Tax,
      6.00%, 5/1/11                                        650,000        695,895
    Holland Electric Revenue:
      5.00%, 7/1/09                                        625,000        620,756
    Kent Co. Building Authority Limited Tax, 6.45%,
      12/1/02                                              620,000        671,981
    Lansing Building Authority (AMBAC Insured),
      6.00%, 6/1/05                                      1,000,000      1,101,210
    Livingston Co. General Obligation Bldg. Authority
      Limited Tax, 5.80%, 7/1/08                         1,330,000      1,408,975
    Marysville Public School District, 5.60%, 5/1/09       620,000        644,626
    Michigan General Obligation Environmental
      Protection Program:
        6.25%, 11/1/08                                     450,000        507,928
    Michigan Municipal Bond Authority Revenue:
      Equipment & Real Property Financing Program G,
        5.70%, 5/1/05                                      365,000        381,732
      Local Government Loan Program Series A, 5.70%,
        8/1/07                                           1,145,000      1,200,361
    Michigan State Building Authority Revenue
      Series I:
      6.40%, 10/1/04                                       400,000        439,816
      (AMBAC Insured), 5.00%, 10/1/06                      950,000        960,897
    Michigan State Comprehensive Transportation
      Revenue Series B, 5.75%, 5/15/11                   2,140,000      2,187,915
    Michigan State Hospital Finance Authority
     Revenue:
      Detroit Medical Center -- B (AMBAC Insured),
        5.00%, 8/15/06                                   1,000,000      1,004,040
      Henry Ford Hospital, 6.00%, 9/1/11                 1,250,000      1,315,425
      Henry Ford Hospital, 5.75%, 9/1/17                   750,000        758,092
      Mercy Mt. Clemens, 6.25%, 5/15/11                    500,000        525,855
      Sisters of Mercy (MBIA Insured):
        Series P, 5.00%, 8/15/06                           460,000        458,845
        Series H, 7.50%, 8/15/07                           250,000        270,133
    Michigan State Housing Development Authority
      Revenue:
      Rental, Series A, 6.20%, 4/1/03                    1,000,000      1,055,990
      Single Family Mortgage Series B, 6.30%, 4/1/03     1,000,000      1,002,180
      Series C, 6.375%, 12/1/11                            750,000        783,255
    Michigan State University Revenue Series A:
      6.125%, 8/15/07                                      500,000        533,515
      6.25%, 8/15/15                                     2,000,000      2,112,140
    Newaygo Public Schools General Obligation
      Unlimited Tax, 6.00%, 5/1/12                         300,000        318,339
    Norway Vulcan Area Schools, 5.75%, 5/1/13              250,000        257,998
    Novi Community Schools, 6.125%, 5/1/13                 750,000        807,645
    Novi General Obligation Series A & B Recreational
      Facilities & Public Improvements, 5.00%,
      10/1/11                                               725,000       706,433
    Oak Park School District (AMBAC Insured):
      6.00%, 6/1/09                                         250,000       266,470
    Oakland County General Obligation Segment I & II
      Evergreen Farmington Sewer Disposal System,
      6.80%, 11/1/03                                        750,000       814,965
    Oakland Community College Refunding & Improvement
      Limited Tax:
        5.15%, 5/1/09                                       910,000       898,707
        General Obligation, 5.20%, 5/1/10                   700,000       689,527
    Okemos Public School District, 6.30%, 5/1/06            655,000       725,393
    Ottawa Co. General Obligation Water Supply
      System, 6.00%, 8/1/08                               1,950,000     2,100,735
    Perry Public Schools General Obligation Unlimited
      Tax, 6.00%, 5/1/12                                    250,000       263,870
    Rockford Public Schools, 5.875%, 5/1/12                 500,000       522,905
    Royal Oak Hospital Finance Authority Revenue,
      William Beaumont Hospital -- G, 5.60%, 11/15/11     2,000,000     2,024,060
    Saranac Community School District, 6.00%, 5/1/13        250,000       263,870
    Traverse City Area Public School District,
      Series I, 5.70%, 5/1/12                             2,400,000     2,500,800
    Troy City School District, School Improvements,
      6.40%, 5/1/12                                         400,000       426,076
    University of Michigan Revenue Hospital Series A:
        5.75%, 12/1/12                                      850,000       859,409
        5.50%, 12/1/21                                      450,000       445,077
    University of Michigan Revenue Medical Service
      Plan, 6.20%, 12/1/03                                1,000,000     1,100,100
    University of Michigan Revenue Student Fee
      Series A, 5.25%, 4/1/15                             1,000,000       997,510
    Washtenaw Community College Unlimited Tax, 6.25%,
      4/1/07                                              1,000,000     1,048,770
    Wayne State University (AMBAC Insured):
      5.50%, 11/15/07                                     1,000,000     1,044,180
      5.65%, 11/15/15                                       800,000       813,904
    Wayne Westland Community Schools (FGIC Insured),
      Unlimited Tax, 5.75%, 5/1/11                          350,000       360,951
    Webberville Community School, 5.60%, 5/1/11             500,000       511,415
    Western University Revenue (FGIC Insured), 6.25%,
      11/15/12                                             250,000        270,172
    Wyoming Public School, 5.875%, 5/1/13                  350,000        367,010
                                                                      -----------
TOTAL MUNICIPAL BONDS                                                  52,052,248
                                                                      -----------
  (Cost $50,492,845)

TEMPORARY CASH INVESTMENT -- 1.38%
Woodward Michigan Tax-Exempt Money Market Fund             726,292        726,292
                                                                      -----------
  (Cost $726,292)
TOTAL INVESTMENTS                                                     $52,778,540
                                                                      ===========
  (Cost $51,219,137)

                               THE WOODWARD FUNDS
                                   BOND FUNDS
                         NOTES TO FINANCIAL STATEMENTS

(1)    Organization and Commencement of Operations

     The Woodward Funds (Woodward) was organized as a Massachusetts business trust on April 21, 1987, and registered under the Investment Company Act of 1940, as amended, as an open-end investment company. As of December 31, 1995, Woodward consisted of seventeen separate series of which there were five Bond Funds, as described below. Woodward Bond Fund Woodward Intermediate Bond Fund Woodward Short Bond Fund Woodward Municipal Bond Fund Woodward Michigan Municipal Fund

     The Bond and Intermediate Bond Funds commenced operations on June 1, 1991. The Municipal Bond and Michigan Municipal Bond Funds commenced operations February 1, 1993. The Short Bond Fund commenced operations on September 17, 1994.

(2)    Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Bond Funds in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles for investment companies. Following generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments

     The Bond Funds value investment securities at market value which is determined by a pricing service based upon quoted market prices or dealer quotes. Securities for which market prices or dealer quotes are not readily available are valued by the investment advisor, NBD Bank (NBD) in accordance with procedures approved by the Board of Trustees.

      Investment security purchases and sales are accounted for on the day after trade date.

     Woodward invests in securities subject to repurchase agreements. Such transactions are entered into only with institutions included on the Federal Reserve System's list of institutions with whom the Federal Reserve open market desk will do business. NBD, acting under the supervision of the Board of Trustees, has established the following additional policies and procedures relating to Woodward's investments in securities subject to repurchase agreements: 1) the value of the underlying collateral is required to equal or exceed 102% of the funds advanced under the repurchase agreement including accrued interest; 2) collateral is marked to market daily by NBD or its third party custodian to assure its value remains at least equal to 102% of the repurchase agreement amount; and 3) funds are not disbursed by Woodward or its agent unless collateral is presented or acknowledged by the collateral custodian.

   Investment Income

     Interest income is recorded daily on the accrual basis adjusted for amortization of premium and accretion of discount on debt instruments. Bond premiums and discounts are amortized/accreted as required by the Internal Revenue Code. Premiums and discounts on mortgage-backed securities are amortized/accreted using the effective interest rate method. As prepayments on the underlying mortgages increase or decrease the expected life, the yield is adjusted to amortize/accrete the security to its new expected life.

   Federal Income Taxes

     It is Woodward's policy to comply with the requirements of Subchapter M of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute net investment income and realized gains to its shareholders. Therefore, no federal income tax provision is required in the accompanying financial statements.

     Net realized gains differ for financial statement and tax purposes primarily because of the recognition of wash sale transactions for all Funds and write downs for book purposes on the Bond and Intermediate Bond funds (See notes to Portfolio of Investments). Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year the income or realized gains were recorded by the Fund.

     As of December 31, 1995, the Bond Funds had capital loss carryforwards and related expiration dates as follows:

Fund                          2002         2003         Total
----                          ----         ----         -----
Bond                      $19,955,806   $1,041,792   $20,997,598
Intermediate Bond           3,916,956    2,190,497     6,107,453
Municipal Bond                 96,878      333,098       429,976
Michigan Municipal Bond        29,400           --        29,400

   Shareholder Dividends

     Dividends from net investment income are declared and paid monthly by the Bond Funds. Net realized capital gains are distributed annually. Distributions from net investment income and net realized gains are made during each year to avoid the 4% excise tax imposed on regulated investment companies by the Internal Revenue Code.

   Deferred Organization Costs

     Organization costs are being amortized on a straight-line basis over the five year period beginning with the commencement of operations of each series.

   When Issued/To Be Announced (TBA) Securities.

     The Bond Funds may purchase securities on a "when issued" basis. These securities have been registered by a municipality or government agency, but have not yet been issued to the public. These transactions involve a commitment by the Funds to purchase particular securities, with payment and delivery taking place at a future date, for which all specific information, such as the face amount and maturity date of such investment security, is not known at the time of the trade. These transactions are subject to market fluctuations and the risk that the value at delivery may be more or less than the purchase price at which the transactions were entered. The current value of these securities is determined in the same manner as that of other portfolio securities. Although the Bond Funds generally purchase these securities with the intention of acquisition, such securities may be sold before the settlement date.

   Expenses

     Expenses are charged daily as a percentage of the Fund's assets. Woodward monitors the rate at which expenses are charged to ensure that a proper amount of expense is charged to income each year. This percentage is subject to revision if there is a change in the estimate of the future net assets of Woodward or a change in expectations as to the level of actual expenses.

(3)    Transactions with Affiliates

     First of Michigan Corporation (FoM) and Essex National Securities, Inc. (Essex) act as sponsors and co-distributors of Woodward's shares. Pursuant to their Distribution Agreement with Woodward, FoM is entitled to receive a fee at the annual rate of .005% of the Bond Funds's average net assets and Essex is entitled to receive a fee at the annual rate of .10% of the aggregate average net assets of Woodward's investment portfolios attributable to investments by clients of Essex.

     NBD is the investment advisor pursuant to the Advisory Agreement. For its advisory services to Woodward, NBD is entitled to a fee, computed daily and payable monthly. Under the Advisory Agreement, NBD also provides Woodward with certain administrative services, such as maintaining Woodward's general ledger and assisting in the preparation of various regulatory reports. NBD receives no additional compensation for such services.

     A reorganization of Woodward and The Prairie Funds is being considered by the Board of Trustees of both funds. In connection with the proposed reorganization, the Board of Trustees of Woodward and the Board of Trustees of Prairie must approve certain reorganization agreements. The transaction is intended to be effected as a tax-free reorganization under the Internal Revenue Code, so that none of the Funds' shareholders will recognize taxable gains or losses as a result of the reorganization. A proxy statement/prospectus describing the reorganization and the reasons therefore will be sent to shareholders.

     NBD, FoM, and Essex have agreed that they may waive their fees in whole or in part; and, if in part, may specify the particular fund to which such waiver relates as may be required to satisfy any expense limitation imposed by state securities laws or other applicable laws. At present, no restrictive expense limitation is imposed on Woodward. Restrictive limitations could be imposed as a result of changes in current state laws and regulations in those states where Woodward has qualified its shares, or by a decision of the Trustees to qualify the shares in other states having restrictive expense limitations. For the year ended December 31, 1995, NBD reimbursed the Short Bond, Municipal Bond, and Michigan Municipal Bond Funds for certain expenses in the amount of $65,761, $88,071, and $119,481 respectively.

     On March 10, 1994, Woodward adopted the Woodward Funds Deferred Compensation Plan (the "Plan"), an unfunded, nonqualified deferred compensation plan. The Plan allows an individual Trustee to elect to defer receipt of all or a percentage of fees which otherwise would be payable for services performed.

     NBD is also compensated for its services as Woodward's Custodian, Transfer Agent and Dividend Disbursing Agent, and is reimbursed for certain out of pocket expenses incurred on behalf of Woodward.

     See Note 5 for a summary of fee rates and expenses pursuant to these agreements.

(4)    Investment Securities Transactions

     Information with respect to investment securities and security transactions based on the aggregate cost of investments for federal income tax purposes, excluding short-term securities, is as follows:

                                                                                             MICHIGAN
                                              INTERMEDIATE       SHORT        MUNICIPAL      MUNICIPAL
                                 BOND FUND      BOND FUND      BOND FUND      BOND FUND      BOND FUND
                                 ---------    ------------     ---------      ---------      ---------
Gross Unrealized
  Gains                        $ 35,731,180   $ 13,566,717   $  2,333,204   $  2,346,519   $  1,652,718
Gross Unrealized
  Losses                        (11,032,156)    (7,073,022)       (49,031)      (155,328)       (93,315)
                               ------------   ------------   ------------   ------------   ------------
                               $ 24,699,024   $  6,493,695   $  2,284,173   $  2,501,847   $  1,559,403
                               ============   ============   ============   ============   ============
Federal Income Tax
  Cost                         $488,279,591   $394,514,666   $159,199,919   $ 75,750,865   $ 51,219,137
Purchases                      $191,486,673   $141,628,950   $129,641,103   $ 24,624,824   $ 16,596,409
Sales & Maturities, at value   $189,618,003   $176,498,989   $ 31,673,292   $ 13,656,636   $ 13,193,153

(5)    Expenses

      Following is a summary of total expense rates charged, advisory fee rates payable to NBD, and amounts paid to NBD, FoM, and Essex pursuant to the agreements described in Note 3 for the year ended December 31, 1995. The rates shown are stated as a percentage of each fund's average net assets.

                                                                                           MICHIGAN
                                                INTERMEDIATE      SHORT       MUNICIPAL    MUNICIPAL
Effective Date                     BOND FUND     BOND FUND      BOND FUND     BOND FUND    BOND FUND
--------------                     ---------    ------------    ---------     ---------    ---------
Expense Rates:
  January 1                             0.74%          0.73%        0.75%         0.77%         0.77%
  March 21                              0.74%          0.73%        0.75%         0.80%         0.80%
NBD Advisory Fee:
  January 1                             0.65%          0.65%        0.65%         0.65%         0.65%
Amounts Paid:
  Advisory Fee to NBD             $3,121,267     $2,650,418     $650,298      $444,288     $ 327,020
  Distribution Fees to FoM
    & Essex                       $   51,487     $   28,779     $  5,165      $ 13,331     $  19,211
  Other Fees & Out of Pocket
Expenses to NBD                   $  124,183     $   92,054     $ 36,588      $ 33,445     $  34,020
Expense reimbursement by NBD              --             --     $(65,761)     $(88,071)    $(119,481)

(6)    Portfolio Composition

      Although the Municipal Bond Fund has a diversified investment portfolio, the Fund has investments greater than 10% of its total investments in the state of Illinois. The Michigan Municipal Bond Fund does not have a diversified portfolio since all of its investments are within the state of Michigan. Such concentrations within particular states may subject the Funds more significantly to economic changes occuring within those states.

                               THE WOODWARD FUNDS
                                   BOND FUNDS
                              FINANCIAL HIGHLIGHTS

      The Financial Highlights present a per share analysis of how the Bond Funds' net asset values have changed during the periods presented. Additional quantitative measures expressed in ratio form analyze important relationships between certain items presented in the financial statements. These financial highlights have been derived from the financial statements of the Bond Funds and other information for the periods presented.

                                                                             Bond Fund
                                          -------------------------------------------------------------------------------
                                           Year ended      Year ended        Year ended      Year ended     Period ended
                                          Dec. 31, 1995   Dec. 31, 1994     Dec. 31, 1993   Dec. 31, 1992   Dec. 31, 1991
                                          -------------   -------------     -------------   -------------   -------------
Net asset value, beginning of period      $       9.01    $       10.32     $      10.25    $      10.55    $      10.00
Income from investment operations:
  Net investment income                           0.63             0.61             0.76            0.83            0.51
  Net realized and unrealized gains
    (losses) on investments                       1.45            (1.31)            0.38           (0.17)           0.57
                                          ------------    -------------     ------------    ------------    ------------
Total from investment operations                  2.08            (0.70)            1.14            0.66            1.08
                                          ------------    -------------     ------------    ------------    ------------
Less distributions:
  From net investment income                     (0.64)           (0.59)           (0.76)          (0.83)          (0.51)
  From realized gains                             --              (0.02)           (0.31)          (0.13)          (0.02)
                                          ------------    -------------     ------------    ------------    ------------
Total distributions                              (0.64)           (0.61)           (1.07)          (0.96)          (0.53)
                                          ------------    -------------     ------------    ------------    ------------
Net asset value, end of period            $      10.45    $        9.01     $      10.32    $      10.25    $      10.55
                                          ============    =============     ============    ============    ============
Total Return (b)                                 23.75%           (6.99%)          11.39%           6.56%          18.45%(a)
Ratios/Supplemental Data
Net assets, end of period                 $517,565,579    $427,168,395      $501,196,278    $321,758,333    $237,673,316
Ratio of expenses to average net assets           0.74%           0.74%             0.73%           0.73%           0.75%(a)
Ratio of net investment income to
  average net assets                              6.39%           6.36%             7.20%           8.08%           8.44%(a)
Portfolio turnover rate                          41.91%          75.67%           111.52%          90.45%           8.19%

----------------
(a) Annualized for periods less than one year for comparability purposes. Actual annual values may be less than or greater than those shown.

(b) Total returns as presented do not include any applicable sales load.

See accompanying notes to financial statements.

                                                                               Intermediate Bond Fund
                                                   -----------------------------------------------------------------------------
                                                     Year ended      Year ended      Year ended      Year ended     Period ended
                                                   Dec. 31, 1995   Dec. 31, 1994   Dec. 31, 1993   Dec. 31, 1992   Dec. 31, 1991
                                                   -------------   -------------   -------------   -------------   -------------
Net asset value, beginning of period               $       9.21    $      10.41    $      10.28    $      10.55    $     10.00
Income from investment operations:
  Net investment income                                    0.59            0.56            0.59            0.71           0.40
  Net realized and unrealized gains (losses)
    on investments                                         1.16           (1.20)           0.26           (0.10)          0.57
                                                   ------------    ------------    ------------    ------------   ------------
Total from investment operations                           1.75           (0.64)           0.85            0.61           0.97
                                                   ------------    ------------    ------------    ------------   ------------
Less distributions:
  From net investment income                              (0.59)          (0.55)          (0.59)          (0.71)         (0.40)
  From realized gains                                        --           (0.01)          (0.13)          (0.17)         (0.02)
                                                   ------------    ------------    ------------    ------------   ------------
Total distributions                                       (0.59)          (0.56)          (0.72)          (0.88)         (0.42)
                                                   ------------    ------------    ------------    ------------   ------------
Net asset value, end of period                     $      10.37    $       9.21    $      10.41    $      10.28   $      10.55
                                                   ============    ============    ============    ============   ============
Total Return (b)                                          19.48%          (6.31%)          8.41%           6.00%         16.62%(a)
Ratios/Supplemental Data
Net assets, end of period                          $405,309,939    $393,019,168    $429,789,857    $220,432,255   $130,367,032
Ratio of expenses to average net assets                    0.73%           0.74%           0.74%           0.74%          0.75%(a)
Ratio of net investment income to average net
  assets                                                   5.98%           5.73%           5.44%           6.91%          6.59%(a)
Portfolio turnover rate                                   36.47%          54.60%          92.80%          56.30%          7.38%

----------------
(a) Annualized for periods less than one year for comparability purposes. Actual annual values may be less than or greater than those shown.

(b) Total returns as presented do not include any applicable sales load.

                                                        Short Bond Fund                     Municipal Bond Fund
                                             ------------------------------    ---------------------------------------------
                                               Year ended     Period ended      Year ended      Year ended      Period ended
                                              Dec. 31, 1995   Dec. 31, 1994    Dec. 31, 1995   Dec. 31, 1994    Dec. 31, 1993
                                              -------------   -------------    -------------   -------------    -------------
Net asset value, beginning of period         $       9.84    $     10.00       $      9.59     $     10.69      $     10.00
Income from investment operations:
  Net investment income                              0.58           0.17              0.48            0.50             0.45
  Net realized and unrealized gains
    (losses) on investments                          0.39          (0.16)             1.08           (1.11)            0.69
                                             ------------    ------------      -----------     -----------      -----------
Total from investment operations                     0.97           0.01              1.56           (0.61)            1.14
                                             ------------    ------------      -----------     -----------      -----------
Less distributions:
  From net investment income                        (0.58)         (0.17)            (0.47)          (0.49)           (0.44)
  From realized gains                               (0.00)            --                --              --            (0.01)
                                             ------------    ------------      -----------     -----------      -----------
Total distributions                                 (0.58)         (0.17)            (0.47)          (0.49)           (0.45)
                                             ------------    ------------      -----------     -----------      -----------
Net asset value, end of period               $      10.23    $      9.84       $     10.68     $      9.59      $     10.69
                                             ============    ===========       ===========     ===========      ===========
Total Return (b)                                    10.07%          0.21%(a)         16.54%          (5.72%)          12.69%(a)
Ratios/Supplemental Data
Net assets, end of period                    $163,336,855    $64,239,163       $76,963,564     $61,255,773      $54,703,974
Ratio of expenses to average net assets              0.75%          0.75%(a)          0.79%           0.53%            0.19%(a)
Ratio of net investment income to
  average net assets                                 5.74%          5.92%(a)          4.63%           4.94%            5.27%(a)
Ratio of expenses to average net assets
  without fee waivers/ reimbursed expenses           0.81%          0.93%(a)          0.93%           0.88%            1.12%(a)
Ratio of net investment income to average
  net assets without fee waivers/
  reimbursed expenses                                5.68%          5.74%(a)          4.49%           4.59%            4.34%(a)
Portfolio turnover rate                             30.94%         10.20%            20.46%          19.11%           11.12%

----------------
(a) Annualized for periods less than one year for comparability purposes. Actual annual values may be less than or greater than those shown.

(b) Total returns as presented do not include any applicable sales load.

                                                                Michigan Municipal Bond Fund
                                                        ---------------------------------------------
                                                         Year ended      Year ended     Period ended
                                                        Dec. 31, 1995   Dec. 31, 1994   Dec. 31, 1993
                                                        -------------   -------------   -------------
Net asset value, beginning of period                    $      9.54     $     10.60     $     10.00
Income from investment operations:
  Net investment income                                        0.48            0.50            0.44
  Net realized and unrealized gains (losses)
    on investments                                             1.06           (1.06)           0.59
                                                        -----------     -----------     -----------
Total from investment operations                               1.54           (0.56)           1.03
                                                        -----------     -----------     -----------
Less distributions:
  From net investment income                                  (0.48)          (0.50)          (0.43)
  From realized gains                                            --              --              --
                                                        -----------     -----------     -----------
Total distributions                                           (0.48)          (0.50)          (0.43)
                                                        -----------     -----------     -----------
Net asset value, end of period                          $     10.60     $      9.54     $     10.60
                                                        ===========     ===========     ===========
Total Return (b)                                              16.49%          (5.42%)         11.50%(a)
Ratios/Supplemental Data
Net assets, end of period                               $53,453,160     $45,263,059     $42,113,795
Ratio of expenses to average net assets                        0.79%           0.53%           0.19%(a)
Ratio of net investment income to average net assets           4.71%           5.01%           5.12%(a)
Ratio of expenses to average net assets without fee
  waivers/ reimbursed expenses                                 1.04%           1.05%           1.21%(a)
Ratio of net investment income to average net assets
  without fee waivers/reimbursed expenses                      4.46%           4.49%           4.10%(a)
Portfolio turnover rate                                       26.97%          25.93%          41.70%

----------------
(a) Annualized for periods less than one year for comparability purposes. Actual annual values may be less than or greater than those shown.

(b) Total returns as presented do not include any applicable sales load.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Trustees and Shareholders of
   The Woodward Bond Funds:

      We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Bond Funds of THE WOODWARD FUNDS (comprising, as indicated in Note 1, the Bond, Intermediate Bond, Short Bond, Municipal Bond and Michigan Municipal Bond Funds) as of December 31, 1995, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods from inception (as indicated in Note 1) through December 31, 1995. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included physical counts and confirmation of securities owned as of December 31, 1995, by inspection and correspondence with custodians, banks and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting the Bond Funds of The Woodward Funds as of December 31, 1995, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the periods from inception (as indicated in Note 1) through December 31, 1995 in conformity with generally accepted accounting principles.

                              ARTHUR ANDERSEN LLP

Detroit, Michigan,
  February 19, 1996.

[ BACK COVER ]


Investment Adviser:
  NBD Bank
  Detroit, Michigan 48226
Sponsors and Co-Distributors:
  First of Michigan Corporation
  Detroit, Michigan 48243
  Essex National Securities, Inc.
  Napa, California 94558
Custodian and Transfer Agent:
  NBD Bank
  Troy, Michigan 48007-7058
Legal Counsel:
  Drinker Biddle & Reath
  Philadelphia, Pennsylvania 19107-3496                 [ WOODWARD FUNDS LOGO ]

-------------------------------------------------------------------------------
The Woodward Funds                                                ------------
P.O. Box 7058                                                       BULK RATE
Troy, MI 48007-7058                                                U.S. POSTAGE
                                                                       PAID
                                                                   Detroit, MI
                                                                   Permit No. 2
                                                                   ------------